UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Arizona Municipal Money Market Fund

November 30, 2005

1.810673.101 SPZ-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 97.1%
	Principal	Value
	Amount
Arizona – 94.7%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co.
Springerville Proj.) Series 1983 A, 2.94%, LOC Cr. Suisse
Group, VRDN (b)	$ 2,650,000	$2,650,000
Arizona Health Facilities Auth. Rev.:
(Royal Oaks Life Care Cmnty. Proj.) 3.05%, LOC Lasalle
Bank NA, VRDN (b)	5,000,000	5,000,000
(Southwest Behavioral Health Services, Inc. Proj.) 3.01%,
LOC JPMorgan Chase Bank, VRDN (b)	1,930,000	1,930,000
Series 2005 A, 2.98% (MBIA Insured), VRDN (b)	3,000,000	3,000,000
Arizona Muni. Fing. Prog. Defeased Ctfs. of Prtn. Bonds
Series 15, 8.75% 8/1/06 (Escrowed to Maturity) (f)	3,525,000	3,657,093
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN:
Series IXIS 05 5, 3.08% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(g)	1,800,000	1,800,000
Series PT 2800, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	3,000,000	3,000,000
Series Putters 735, 3.08% (Liquidity Facility Dresdner Bank
AG) (b)(g)	3,660,000	3,660,000
Series Putters 940, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (b)(g)	1,995,000	1,995,000
Series RF 04 2, 3.12% (Liquidity Facility Bank of New York,
New York) (b)(g)	1,375,000	1,375,000
Series ROC II R 4069, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(g)	1,695,000	1,695,000
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN:
Series MS 00 497, 3.07% (Liquidity Facility Morgan
Stanley) (b)(g)	1,047,000	1,047,000
Series Putters 483, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(g)	2,470,000	2,470,000
Series Putters 484, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (b)(g)	1,480,000	1,480,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series
Putters 694, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (b)(g)	2,620,000	2,620,000
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	4,000,000	4,000,000
Series ROC II R174, 3.08% (Liquidity Facility Citibank
NA) (b)(g)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	1,600,000	1,600,000

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount

Arizona – continued
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN: –
continued
Series Putters 690, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (b)(g)	$ 1,700,000	$1,700,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series
ROC II R1038, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(g)	2,030,000	2,030,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies,
Inc. Proj.) Series A, 3.1%, LOC Bank of America NA,
VRDN (b)(e)	2,060,000	2,060,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping
Co. Proj.) Series 2000, 3.18%, LOC Key Bank NA,
VRDN (b)(e)	2,225,000	2,225,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds
(Arizona Elec. Pwr. Coop. Proj.) 2.88%, tender 3/1/06
(Nat’l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(e)	3,900,000	3,900,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 3.12%, LOC KBC Bank NV,
VRDN (b)(e)	5,400,000	5,400,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir.,
Inc. Proj.) Series 1997, 3.18%, LOC Key Bank NA,
VRDN (b)(e)	2,200,000	2,200,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.2% tender
12/16/05, CP mode (e)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.15%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.15%, LOC Fannie
Mae, VRDN (b)(e)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.1%, LOC Fannie
Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (b)(e)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (b)(e)	1,700,000	1,700,000
(San Martin Apts. Proj.):
Series A1, 3.08%, LOC Fannie Mae, VRDN (b)(e)	2,700,000	2,700,000
Series A2, 3.08%, LOC Fannie Mae, VRDN (b)(e)	720,000	720,000
(San Miguel Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (b)(e)	1,300,000	1,300,000

3 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Arizona – continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: -
continued
(San Remo Apts. Proj.) 3.08%, LOC Fannie Mae,
VRDN (b)(e)	$ 3,400,000	$3,400,000
(Village Square Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (b)(e)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series Floaters 707, 3.12% (Liquidity Facility Morgan
Stanley) (b)(e)(g)	2,000,000	2,000,000
Series MS 1165, 3.12% (Liquidity Facility Morgan
Stanley) (b)(e)(g)	1,800,000	1,800,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev.
Participating VRDN Series MT 48, 3.15% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(e)(g)	1,770,000	1,770,000
Maricopa County Unified School District #48 Scottsdale Bonds
4% 7/1/06 (FSA Insured)	1,735,000	1,745,668
McAllister Academic Village LLC Rev. (Arizona State Univ.
McAllister Academic Village Proj.) Series A, 2.99% (AMBAC
Insured), VRDN (b)	5,500,000	5,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series
Merlots 02 A28, 3.07% (Liquidity Facility Wachovia Bank
NA) (b)(e)(g)	1,280,000	1,280,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	2,100,000	2,100,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EGL 03 28, 3.08% (Liquidity Facility Citibank NA,
New York) (b)(g)	1,300,000	1,300,000
Series MACN 05 L, 3.08% (Liquidity Facility Bank of
America NA) (b)(g)	2,100,000	2,100,000
Series 1995, 3.03%, LOC Landesbank Hessen-Thuringen,
VRDN (b)(e)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040, 3.08% (Liquidity Facility Citibank
NA) (b)(g)	1,800,000	1,800,000
Series EGL 720050020, 3.08% (Liquidity Facility Citibank
NA) (b)(g)	1,800,000	1,800,000
Series PT 2454, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	5,420,000	5,420,000

Quarterly Report 4

Municipal Securities continued
	Principal	Value
	Amount
Arizona – continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN:
Series MS 991, 3.07% (Liquidity Facility Morgan
Stanley) (b)(g)	$ 1,500,000	$1,500,000
Series ROC II R6039, 3.08% (Liquidity Facility Citibank
NA) (b)(g)	3,070,000	3,070,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series BS 9063, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(g)	2,000,000	2,000,000
Series EGL 7050056, 3.08% (Liquidity Facility Citibank
NA) (b)(g)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.03%, LOC Bank of
America NA, VRDN (b)	2,000,000	2,000,000
(Paradise Lakes Apt. Proj.) Series 1995, 3.03%, LOC Bank of
America NA, VRDN (b)	2,200,000	2,200,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.13%, LOC Fleet
Nat’l. Bank, VRDN (b)(e)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.2%, LOC
Wachovia Bank NA, VRDN (b)(e)	900,000	900,000
(Laura Dozer Ctr. Proj.) 3.25%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 3.3%, LOC JPMorgan Chase Bank,
VRDN (b)(e)	2,340,000	2,340,000
(Plastican Proj.) Series 1997, 3.05%, LOC Fleet Bank NA,
VRDN (b)(e)	2,740,000	2,740,000
(Swift Aviation Svcs., Inc. Proj.) 3.13%, LOC U.S. Bank NA,
Minnesota, VRDN (b)(e)	5,320,000	5,320,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Merlots 01 A23, 3.07% (Liquidity Facility Wachovia
Bank NA) (b)(e)(g)	220,000	220,000
Series MT 156, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)(g)	2,200,000	2,200,000
Series PT 1082, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)(g)	620,000	620,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN
Series LB 00 L21, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(g)	2,575,000	2,575,000
Pima County Indl. Dev. Auth. Multi family Hsg. Rev. (River Point
Proj.) Series 2001, 3.1%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000

5 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Arizona – continued
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
3.07%, LOC Branch Banking & Trust Co., VRDN (b)	$ 1,600,000	$1,600,000
Pima County Indl. Dev. Auth. Single Family Mortgage Rev.
Participating VRDN Series RF 05 17 Class A, 3.24%
(Liquidity Facility Bank of New York, New York) (b)(e)(g)	4,950,000	4,950,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Participating VRDN:
Series PT 1512, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(g)	1,200,000	1,200,000
Series ROC II R1002, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(g)	1,285,000	1,285,000
Series ROC II R1003, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(g)	1,280,000	1,280,000
Series ROC II R455, 3.08% (Liquidity Facility Citibank
NA) (b)(g)	2,200,000	2,200,000
Series SG 03 160, 3.08% (Liquidity Facility Societe
Generale) (b)(g)	1,390,000	1,390,000
Scottsdale Indl. Dev. Auth. Rev. (Notre Dame Preparatory
School and Foundation for Sr. Living Proj.) Series 2001 B,
3.11%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.)
3.01% (FGIC Insured), VRDN (b)	1,600,000	1,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004
A, 3.05%, LOC Bank of America NA, VRDN (b)	6,590,000	6,590,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 3.26%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (b)(e)	1,000,000	1,000,000
		203,909,436

Puerto Rico 2.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN
Series Putters 441, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(g)	1,595,000	1,595,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 05 N, 3.07% (Liquidity
Facility Bank of America NA) (b)(g)	600,000	600,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series ROC II R179, 3.05% (Liquidity Facility Citibank
NA) (b)(g)	1,495,000	1,495,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	1,400,000	1,400,000
		5,090,000

Quarterly Report 6

Municipal Securities continued
	Shares	Value
Other – 0.0%
Fidelity Municipal Cash Central Fund, 3.08% (c)(d)	33	$33
TOTAL INVESTMENT PORTFOLIO 97.1%
(Cost $208,999,469)		208,999,469
NET OTHER ASSETS – 2.9%		6,263,501
NET ASSETS 100%		$215,262,970

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $1,400,000 or
0.7% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(e) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(f) Security collateralized by an amount
sufficient to pay interest and principal.

(g) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income
Fund	Received
Fidelity Municipal Cash Central
Fund	$11,295
Total	$11,295

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $208,999,469.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

8

Quarterly Holdings Report for Fidelity® Municipal Money Market Fund

November 30, 2005

1.810714.101 TEM-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 97.6%
	Principal	Value
	Amount (000s)	(000s)
Alabama – 1.2%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.14%, LOC
Southtrust Bank NA, VRDN (c)(d)	$7,500	$7,500
(Gazebo East Proj.) Series 1991 B, 3.07%, LOC Southtrust
Bank NA, VRDN (c)	2,350	2,350
(Liberty Square Apts. Proj.) Series C, 3.14%, LOC Southtrust
Bank NA, VRDN (c)(d)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 3.12%, LOC AmSouth
Bank NA, Birmingham, VRDN (c)(d)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series Merlots 01 A38, 3.07% (Liquidity Facility
Wachovia Bank NA) (c)(d)(e)	13,355	13,355
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 3.08% (Liquidity Facility
Svenska Handelsbanken AB) (c)(e)	23,055	23,055
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber
Museum Proj.) 3.08%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN:
Series EGL 030007 Class A, 3.08% (Liquidity Facility
Citibank NA, New York) (c)(e)	4,875	4,875
Series EGL 02 6009, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	4,100	4,100
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.)
3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating
VRDN Series MT 121, 3.1% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(e)	13,425	13,425
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel
Decatur LLC Proj.) Series 2003 A, 3.06%, VRDN (c)(d)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.)
3.18%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(d) .	3,390	3,390
Houston County Health Care Auth. Rev. Bonds Series PT 880,
2.85%, tender 6/22/06 (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	23,730	23,730
Huntsville Gen. Oblig. Participating VRDN Series PT 3239,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,275	5,275
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.)
3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,000	5,000

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Alabama – continued
Jefferson County Swr. Rev. Participating VRDN: – continued
Series PT 849, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	$12,495	$12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.)
3.14%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(d) .	3,620	3,620
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.)
3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	4,975	4,975
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip.
Proj.) Series 1996, 3.18%, LOC Southtrust Bank NA,
VRDN (c)(d)	1,080	1,080
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.)
Series 1997, 3.14%, LOC Bank of America NA, VRDN (c)(d)	1,220	1,220
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
477, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(e) .	4,775	4,775
		198,420

Alaska – 1.2%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Putters 1020, 3.2% (Liquidity
Facility JPMorgan Chase Bank) (c)(d)(e)	5,780	5,780
Series A, 3.11% (FSA Insured), VRDN (c)(d)	92,000	92,000
Alaska Indl. Dev. & Export Auth. Participating VRDN Series MT
129, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	4,850	4,850
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN
Series PT 862, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	9,995	9,995
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 3.07% (Liquidity Facility Wachovia Bank
NA) (c)(d)(e)	7,500	7,500
Series PT 2061, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	6,420	6,420
Series ROC II R138, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	8,015	8,015
Anchorage Elec. Util. Rev. Participating VRDN Series Putters
1128, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	2,220	2,220
Anchorage Gen. Oblig. Participating VRDN Series PT 2652,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,010	12,010
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128,
3.08% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,930	6,930

3 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Alaska – continued
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 3%, tender 6/1/06 (c)	$24,500	$24,500
Series 1994 C, 3%, tender 6/1/06 (c)	24,000	24,000
		204,220

Arizona – 1.8%
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN Series ROC II R 4069, 3.08% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (c)(e)	8,570	8,570
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN Series Putters 484, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(e)	11,935	11,935
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN
Series PT 2312, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	3,720	3,720
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.2% tender
12/16/05, CP mode (d)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.15%, LOC U.S.
Bank NA, Minnesota, VRDN (c)(d)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.1%, LOC Fannie
Mae, VRDN (c)(d)	9,000	9,000
(San Angelin Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	14,900	14,900
(San Lucas Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.08%, LOC Fannie
Mae, VRDN (c)(d)	3,390	3,390
(San Miguel Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.1%, LOC Fannie Mae,
VRDN (c)(d)	7,000	7,000
(Village Square Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.12% (Liquidity
Facility Morgan Stanley) (c)(d)(e)	42,300	42,300
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960,
3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,200	5,200

Quarterly Report

4

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Arizona – continued
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN
Series Merlots 02 A28, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	$3,385	$3,385
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	17,000	17,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	9,475	9,475
Series EGL 720050020, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	23,035	23,035
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series BS 9063, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	7,990	7,990
Series PT 1401, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,410	4,410
Phoenix Gen. Oblig. Participating VRDN Series PT 1436,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square
Apt. Proj.) Series 1995, 3.03%, LOC Bank of America NA,
VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.2%,
LOC Wachovia Bank NA, VRDN (c)(d)	990	990
(Plastican Proj.) Series 1997, 3.05%, LOC Fleet Bank NA,
VRDN (c)(d)	3,020	3,020
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Merlots 01 A23, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	510	510
Series MT 156, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	8,545	8,545
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron
Place Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mortgage Rev.
Participating VRDN Series RF 05 17 Class A, 3.24%
(Liquidity Facility Bank of New York, New York) (c)(d)(e)	6,300	6,300
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 3.08% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	14,150	14,150
Series 1997 B, 3.05% 12/2/05, CP	10,000	10,000

5 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Arizona – continued
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap.
Corp. Proj.) 2.92% tender 12/8/05, CP mode	$8,560	$8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 3.26%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (c)(d)	2,045	2,045
		292,270

Arkansas – 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.)
Series 1999, 3.12%, LOC Bank of America NA, VRDN (c)(d)	2,325	2,325
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C,
3.19% (Liquidity Facility Bank of America NA) (c)(d)(e)	5,150	5,150
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.)
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	24,000	24,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners
LP Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,100	8,100
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series MS 1139, 3.12% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	51,600	51,600
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.15%, LOC Fortis Banque SA, VRDN (c)(d)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp.
Proj.) Series 1999, 3.12%, LOC Bank of America NA,
VRDN (c)(d)	5,500	5,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT
1948, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,730	5,730
		111,905

California – 1.8%
Access to Lns. for Learning Student Ln. Corp. Rev.:
Bonds (Student Ln. Prog.) Series II A7, 2.95%, tender
6/1/06, LOC State Street Bank & Trust Co., Boston (c)(d) .	13,350	13,350
(Student Ln. Prog.):
Series VA1, 3.08% (AMBAC Insured), VRDN (c)(d)	40,000	40,000
Series VA2, 3.08% (AMBAC Insured), VRDN (c)(d)	45,000	45,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Sub Series 2005 G6, 3.15%, tender 2/16/06 (FGIC
Insured) (c)	20,500	20,500
Sub Series 2005 G7, 3.16%, tender 2/16/06 (FSA
Insured) (c)	22,000	22,000
California Home Mtg. Fin. Auth. Homebuyers Fund Single
Family Participating VRDN Series ROC II R321, 3.1%
(Liquidity Facility Citibank NA) (c)(d)(e)	95,470	95,470

Quarterly Report 6

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN:
Series MT 22, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	$24,240	$24,240
Series MT 79, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	2,305	2,305
Series PT 998, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	24,900	24,900
		287,765

Colorado – 3.2%
Adams & Arapahoe Counties Joint School District #28J Aurora
Participating VRDN Series PT 1771, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	5,865	5,865
Adams County Hsg. Auth. (Semper Village Apartments Proj.)
Series 2004 A, 3.12%, LOC Fannie Mae, VRDN (c)(d)	7,250	7,250
Arapaho County School District #6, Littleton Participating
VRDN Series PT 1983, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(e)	7,410	7,410
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.)
Series 1996, 3.15%, LOC Fannie Mae, VRDN (c)(d)	13,400	13,400
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series PZ 89, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	12,945	12,945
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series MT 23, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	20,570	20,570
Series PA 02 1094, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(e)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.13%, LOC
JPMorgan Chase Bank, VRDN (c)	16,600	16,600
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series FRRI 00 A3, 3.39% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(d)(e)	235	235
Series FRRI 00 A4, 3.34% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(d)(e)	815	815
Series FRRI L37J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	7,665	7,665
Series FRRI L9, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	1,035	1,035
Series LB 03 L31J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	7,475	7,475

7		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Colorado – continued
Colorado Hsg. & Fin. Auth.: – continued
Participating VRDN:
Series LB 04 F12, 3.14% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(d)(e)	$7,250	$7,250
Series LB 04 F13, 3.14% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(d)(e)	7,475	7,475
Series LB 05 F4, 3.19% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(d)(e)	4,200	4,200
Series Merlots 01 A20, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	2,240	2,240
Series PT 1373, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	2,850	2,850
Series Putters 120, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	2,055	2,055
Series 2002 A3, 3.11% (Liquidity Facility Fed. Home Ln.
Bank Topeka), VRDN (c)(d)	3,110	3,110
Series 2003 A2 Class I, 3.11% (Liquidity Facility Dexia Cr.
Local de France), VRDN (c)(d)	21,300	21,300
Series 2003 B3, 3.11% (Liquidity Facility JPMorgan Chase
Bank), VRDN (c)(d)	21,800	21,800
Series 2004 B2 Class I, 3.11% (Liquidity Facility Dexia Cr.
Local de France), VRDN (c)(d)	16,000	16,000
Series A2 Class 1, 3.11% (Liquidity Facility Dexia Cr. Local
de France), VRDN (c)(d)	23,000	23,000
Series C2 Class I, 3.11% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(d)	25,000	25,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic
Services, Inc. Proj.) 3.1%, LOC Bank of America NA,
VRDN (c)(d)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGB 28, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	11,480	11,480
Series TOC 04 E, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	11,650	11,650
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.05% (AMBAC Insured),
VRDN (c)(d)	45,655	45,655
Series 1989 A, 3.03% (AMBAC Insured), VRDN (c)(d)	14,000	14,000
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources
Rev. Participating VRDN Series PT 3179, 3.08% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(e)	12,615	12,615

Quarterly Report 8

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Colorado – continued
Denver City & County Arpt. Rev. Participating VRDN:
Series FRRI 01 F12, 3.14% (Liquidity Facility Bank of New
York, New York) (c)(d)(e)	$5,000	$5,000
Series LB 05 P2U, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,957	6,957
Series PA 762, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	4,995	4,995
Series PA 764R, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	4,995	4,995
Series PT 3124, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,250	7,250
Series PT 782, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,515	5,515
Series PT 920, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	1,500	1,500
Series Putters 1054, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	5,290	5,290
Series RF 02 E14, 3.19% (Liquidity Facility Bank of New
York, New York) (c)(d)(e)	44,045	44,045
Series Stars 104, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(e)	5,520	5,520
Denver City & County Gen. Oblig. Participating VRDN Series
PT 3208, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,350	9,350
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at
DIA Proj.) Series A, 3.14%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	8,790	8,790
El Paso County Co. Single Family Mtg. Rev. Participating
VRDN Series MS 1136, 3.12% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	8,259	8,259
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.)
Series 1993, 3.26%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	840	840
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.12%, LOC Fannie
Mae, VRDN (c)(d)	7,250	7,250
(Timberleaf Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	13,850	13,850
Lower Colorado River Auth. Rev. Participating VRDN Series
EGL 01 4313, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(e)	7,500	7,500
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts
Apts. Proj.) Series 2000 A, 3.19%, LOC U.S. Bank NA,
Minnesota, VRDN (c)	7,120	7,120

9		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Colorado – continued
Reg’l. Trans. District Sales Tax Rev. Participating VRDN Series
MS 01 679, 3.07% (Liquidity Facility Morgan Stanley) (c)(e)	$2,955	$2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation
3.15%, VRDN (c)	13,000	13,000
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN
Series EGL 7050046 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	4,620	4,620
Weld County School District #6, Greely Participating VRDN
Series PT 1918, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,585	4,585
Westminster County Multi-family Hsg. Rev. (Lakeview Apts.
Proj.) Series 1997, 3.15%, LOC Fannie Mae, VRDN (c)(d)	7,110	7,110
		533,046

Connecticut – 0.8%
Connecticut Gen. Oblig. Participating VRDN:
Series EGL 7050017, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	11,660	11,660
Series EGL 7050078, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	19,000	19,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38,
3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	103,100	103,100
		133,760

Delaware – 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1988, 3.15%, VRDN (c)(d)	3,550	3,550
Series 1993 C, 3.17%, VRDN (c)	4,300	4,300
Series 1994, 3.15%, VRDN (c)(d)	11,200	11,200
Series 1999 A, 3.08%, VRDN (c)	6,730	6,730
Series 1999 B, 3.12%, VRDN (c)(d)	9,000	9,000
Delaware Gen. Oblig. Participating VRDN Series Floaters 05
14, 3.08% (Liquidity Facility BNP Paribas SA) (c)(e)	10,550	10,550
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	11,480	11,480
Series FRRI 02 L8, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	5,925	5,925

Quarterly Report

10

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Delaware – continued
Delaware Hsg. Auth. Rev. Participating VRDN: – continued
Series ROC II R359, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	$2,155	$2,155
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield
English Village Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	8,500	8,500
		73,390

District Of Columbia – 2.4%
District of Columbia Enterprise Zone Rev. (Crowell & Moring
LLP Proj.) 3.05%, LOC SunTrust Bank, VRDN (c)(d)	3,300	3,300
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 2451, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	5,125	5,125
Series ROC II 99 10, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series
Floaters 01 712, 3.12% (Liquidity Facility Morgan
Stanley) (c)(e)	17,020	17,020
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.2%, LOC Bank of
America NA, VRDN (c)(d)	3,155	3,155
(WDC I LP Dev. Proj.) Series 2000, 3.1%, LOC SunTrust
Bank, VRDN (c)(d)	8,520	8,520
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev.
Participating VRDN Series PT 3088, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	8,640	8,640
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.2%, LOC Branch
Banking & Trust Co., VRDN (c)(d)	6,350	6,350
(Fort Lincoln New Town/Premium Distributors LLC Proj.)
Series 2000, 3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	8,455	8,455
(Nat’l. Assoc. of Realtors Proj.) Series 2003 A, 3.05%, LOC
SunTrust Bank, VRDN (c)(d)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN
Series PT 1410, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,120	5,120
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	12,300	12,300
Series ROC II 99 5, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	9,505	9,505
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.:
Participating VRDN Series MT 108, 3.12% (Liquidity Facility
Svenska Handelsbanken AB) (c)(d)(e)	1,660	1,660

11		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
District Of Columbia – continued
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.: -
continued
Series A, 3.23% 3/17/06, LOC Bank of America NA,
CP (d)	$8,500	$8,500
Series B, 3.23% 3/16/06, LOC Bank of America NA, CP (d)	22,000	22,000
Series C:
3.2% 2/27/06, LOC Bank of America NA, CP (d)	12,000	12,000
3.23% 3/16/06, LOC Bank of America NA, CP (d)	12,000	12,000
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 7050026, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	5,750	5,750
Series EGL 720050023, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	5,975	5,975
Series MT 114, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	5,990	5,990
Series MT 13, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	5,495	5,495
Series PT 1991, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,230	3,230
Series PT 2672, 3.12% (Liquidity Facility Dexia Cr. Local
de France) (c)(d)(e)	5,335	5,335
Series PT 3265, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	2,500	2,500
Series PT 736, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	4,645	4,645
Series Putters 1017, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	1,375	1,375
Series ROC II R195, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	5,995	5,995
Series Stars 126, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	20,000	20,000
Series Stars 130, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	5,160	5,160
Series TOC 05 E, 3.11% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(d)(e)	19,200	19,200
Series TOC 05 MM, 3.1% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(d)(e)	15,000	15,000
3.03% (FSA Insured), VRDN (c)(d)	128,100	128,100
		390,805

Quarterly Report 12

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Florida – 3.3%
Broward County Arpt. Sys. Rev. Participating VRDN Series
Stars 93, 3.12% (Liquidity Facility BNP Paribas SA) (c)(d)(e) .	$12,080	$12,080
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary
Apts Proj.) Series A, 3.08%, LOC Fannie Mae, VRDN (c)(d) .	16,230	16,230
Canaveral Port Auth. Rev. Participating VRDN Series ROC II
R2025, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)	7,765	7,765
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
17, 3.16% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	16,097	16,097
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 3.19% (Liquidity Facility Bank of New York, New
York) (c)(d)(e)	6,100	6,100
Florida Board of Ed. Cap. Outlay Participating VRDN Series
EGL 7050031, 3.08% (Liquidity Facility Citibank NA) (c)(e) .	16,310	16,310
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series ROC II R6047, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	12,155	12,155
Series TOC 05 LL, 3.08% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	7,600	7,600
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	17,840	17,840
Series Putters 473, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	6,965	6,965
Series ROC II R2208, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	4,000	4,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series
Putters 1074, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	11,000	11,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.08%, LOC
Fannie Mae, VRDN (c)(d)	7,500	7,500
(Lynn Lake Apts. Proj.) Series B1, 3.12%, LOC Freddie Mac,
VRDN (c)(d)	10,100	10,100
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000
1, 3.04%, LOC Bank of America NA, VRDN (c)(d)	8,000	8,000
Hillsborough County Aviation Auth. Rev. Participating VRDN
Series PT 745, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	2,500	2,500
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters
Run Apts. Proj.) Series 2002 A, 3.04%, LOC Fannie Mae,
VRDN (c)(d)	9,000	9,000

13 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Florida – continued
Jacksonville Aviation Auth. Rev.:
Series B1, 3.01% (FSA Insured), VRDN (c)(d)	$26,050	$26,050
Series B2, 3.01% (FSA Insured), VRDN (c)(d)	8,775	8,775
3.01% (FGIC Insured), VRDN (c)(d)	15,500	15,500
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 3.08% (Liquidity Facility Citibank NA) (c)(e)	11,800	11,800
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN
Series Putters 1182, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	16,205	16,205
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters
805, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(e) .	5,470	5,470
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series
Putters 481, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	4,995	4,995
Lee County Arpt. Rev. Participating VRDN Series PT 2269,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	2,880	2,880
Lee County Trans. Facilities Participating VRDN Series ROC II
R342, 3.08% (Liquidity Facility Citibank NA) (c)(e)	8,250	8,250
Miami-Dade County Aviation Rev. Participating VRDN:
Series 2003 L22J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	2,590	2,590
Series LB O5 L23, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,855	6,855
Series PT 3247, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	9,660	9,660
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN Series PT 2411, 3.13% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(d)(e)	19,100	19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point
Villas Apt. Proj.) Series 2000 F, 3.08%, LOC Fannie Mae,
VRDN (c)(d)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced
Drainage Sys., Inc. Proj.) 3.17%, LOC Nat’l. City Bank,
VRDN (c)(d)	1,100	1,100
Orange County Sales Tax Rev. Participating VRDN Series PT
1557, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,685	9,685
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay
Apts. Proj.) Series A, 3.04%, LOC Fannie Mae, VRDN (c)(d)	3,700	3,700
Palm Beach County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R297, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	6,300	6,300

Quarterly Report

14

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Florida – continued
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series PT 2239, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	$5,150	$5,150
Series PT 993, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	2,760	2,760
Pinellas County School District TAN 4% 6/30/06	65,800	66,214
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge
Cove Apts. Proj.) Series 2001, 3.04%, LOC Fannie Mae,
VRDN (c)(d)	4,900	4,900
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D,
2.65%, tender 12/15/05 (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed) (c)	11,550	11,550
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.15%
(Nat’l. Rural Utils. Coop. Fin. Corp. Guaranteed),
VRDN (c)	6,050	6,050
Sunshine State Govt. Fing. Commission Rev. Series I, 2.85%
12/14/05 (CIFG North America Insured), CP (d)	55,000	55,000
Tampa Bay Wtr. Util. Sys. Rev. 3.1%, LOC Bank of America
NA, VRDN (c)(d)	50,600	50,600
		538,131

Georgia – 3.9%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	5,000	5,000
Series MS 00 313, 3.12% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	4,090	4,090
Series MT 43, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	7,530	7,530
Series PT 2501, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	24,155	24,155
Series PT 901, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	12,000	12,000
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN
Series Putters 1044, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	10,030	10,030
Atlanta Gen. Oblig. Participating VRDN Series SG 123,
3.08% (Liquidity Facility Societe Generale) (c)(e)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.05%, LOC SunTrust Bank,
VRDN (c)(d)	4,340	4,340

15 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: -
continued
(Brentwood Creek Apts. Proj.) Series 1999, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	$4,320	$4,320
(Capitol Gateway Apts. Proj.) 3.15%, LOC Bank of America
NA, VRDN (c)(d)	4,125	4,125
(Carver Redev. Phase III Proj.) 3.05%, LOC SunTrust Bank,
VRDN (c)(d)	6,500	6,500
(Carver Redev. Proj.) Series 2000, 3.1%, LOC SunTrust
Bank, VRDN (c)(d)	2,955	2,955
(Collegetown at Harris Homes Phase I Proj.) 3.12%, LOC
Fannie Mae, VRDN (c)(d)	5,650	5,650
(Peaks at West Atlanta Proj.) Series 2001, 3.05%, LOC
SunTrust Bank, VRDN (c)(d)	4,910	4,910
(Villages of Cascade Proj.) Series 1997 A, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	6,285	6,285
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.14% (Liquidity Facility Bank of America
NA) (c)(e)	4,520	4,520
Series EGL 04 2014 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	4,950	4,950
Series PT 2373, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	19,900	19,900
Series ROC II R 324, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	10,040	10,040
Augusta Wtr. & Swr. Rev. Participating VRDN Series PT 3172,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	17,650	17,650
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset
Cove Apts. Proj.) 3.15%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	5,000	5,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek
Envir. Proj.) 3.1%, LOC SunTrust Bank, VRDN (c)(d)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.)
Series 1995, 3.1%, LOC Wachovia Bank NA, VRDN (c)(d) .	6,400	6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series
2000, 2.83%, tender 5/5/06 (c)	20,725	20,725
Participating VRDN:
Series PA 1315, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,140	4,140
Series ROC II R413, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	5,320	5,320

Quarterly Report 16

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts
Proj.) Series 1999, 3.17%, LOC Branch Banking & Trust Co.,
VRDN (c)(d)	$13,305	$13,305
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 3.11%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)(d)	20,900	20,900
Series 2000 C, 3.11%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)(d)	48,000	48,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts.
Proj.) 3.05%, LOC SunTrust Bank, VRDN (c)(d)	6,200	6,200
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt.
Proj.) 3.04%, LOC Freddie Mac, VRDN (c)(d)	10,300	10,300
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.)
3.14%, LOC Comerica Bank, Detroit, VRDN (c)(d)	1,800	1,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	3,575	3,575
(Wesley Club Apts. Proj.) 3.05%, LOC SunTrust Bank,
VRDN (c)(d)	5,900	5,900
Fulton County Bldg. Auth. Rev. Participating VRDN Series
Putters 323, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	11,670	11,670
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls
Apt. Proj.) Series 1999, 3.1%, LOC Wachovia Bank NA,
VRDN (c)(d)	18,000	18,000
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN
Series MT 93, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	5,000	5,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev.
(Spout Springs Wtr. LLC Proj.) 3.1%, LOC Bank of America
NA, VRDN (c)(d)	10,300	10,300
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT
504, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	6,375	6,375
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series
PA 786, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel’s Island Term. Proj.) 3.1%, LOC SunTrust Bank,
VRDN (c)(d)	3,100	3,100
(Mayor’s Point Term. Proj.) Series 1992, 3.1%, LOC SunTrust
Bank, VRDN (c)(d)	1,400	1,400

17 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 3.08% (Liquidity Facility Citibank
NA) (c)(e)	$9,200	$9,200
Series Stars 87, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(e)	16,070	16,070
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc.
Proj.) Series 1996, 3.1%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (c)(d)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.05%, LOC SunTrust Bank,
VRDN (c)(d)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 3.03%, LOC
Fannie Mae, VRDN (c)(d)	13,335	13,335
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997, 3.1%, LOC Fleet Nat’l. Bank,
VRDN (c)(d)	12,250	12,250
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN
Series PT 2583, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	7,140	7,140
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc.
Proj.) Series 2001 A, 3.1%, LOC SunTrust Bank, VRDN (c)(d)	2,250	2,250
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander
Crossing Apts. Proj.) 3.14%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)(d)	15,900	15,900
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 3.1%, LOC Bank of America NA,
VRDN (c)(d)	4,300	4,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.
Participating VRDN Series SG 57, 3.08% (Liquidity Facility
Societe Generale) (c)(e)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.)
3.1%, LOC SunTrust Bank, VRDN (c)(d)	2,500	2,500
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second
Series 1995, 2.83%, tender 5/5/06 (c)	12,500	12,500
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc.
Proj.) Series 1994, 3.14%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	1,600	1,600
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.11%, LOC Fannie Mae,
VRDN (c)(d)	8,200	8,200
(Walton Centennial Proj.) Series A, 3.1%, LOC Wachovia
Bank NA, VRDN (c)(d)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.1%, VRDN (c)(d) .	17,100	17,100

Quarterly Report 18

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Savannah Econ. Dev. Auth. Rev.: – continued
(Kaolin Terminals, Inc. Proj.) 3.1%, LOC Bank of America
NA, VRDN (c)(d)	$17,950	$17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.)
Series 1997, 3.14%, LOC AmSouth Bank NA, Birmingham,
VRDN (c)(d)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc.
Proj.) Series 1997, 3.14%, LOC Wachovia Bank NA,
VRDN (c)(d)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic
Svcs. of Georgia LP Proj.) Series 2000, 3.09%, LOC SunTrust
Bank, VRDN (c)(d)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.)
Series 2000, 3.05%, LOC SunTrust Bank, VRDN (c)(d)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook
Peanut Co. Proj.) Series 1996 B, 3.1%, LOC SunTrust Bank,
VRDN (c)(d)	3,200	3,200
		644,650

Hawaii – 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 3.05% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(d)(e)	11,185	11,185
Series PA 765, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	4,995	4,995
Series PT 830, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	2,215	2,215
Series ROC II R59, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN:
Series PA 1062, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	6,370	6,370
Series PA 1224, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	4,670	4,670
Series PA 1244, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	2,500	2,500
Series PA 795R, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	8,900	8,900

19		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	$6,470	$6,470
Series PT 3196, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	17,030	17,030
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.
Participating VRDN Series Merlots 01 A15, 3.07% (Liquidity
Facility Wachovia Bank NA) (c)(d)(e)	3,465	3,465
Honolulu City and County Wastewtr. Sys. Participating VRDN
Series PT 3084, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,375	5,375
		80,670

Idaho – 0.3%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN:
Series PA 145A, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	466	466
Series PT 1152, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	1,580	1,580
Series 2003 D, 3.11% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(d)	14,075	14,075
Series 2003 E, 3.11% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(d)	13,755	13,755
Series D Class I, 3.11% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(d)	10,000	10,000
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts
Proj.) Series 1997, 3.15%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(d)	965	965
		40,841

Illinois – 7.7%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 3.12% (Liquidity Facility Morgan Stanley) (c)(d)(e)	68,900	68,900
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.)
3.17%, LOC Fannie Mae, VRDN (c)(d)	19,300	19,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.)
3.12%, LOC Fannie Mae, VRDN (c)(d)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O’Hare Proj.)
3.05%, LOC JPMorgan Chase Bank, VRDN (c)(d)	39,250	39,250
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.14% (Liquidity Facility Bank of America
NA) (c)(e)	18,690	18,690

Quarterly Report

20

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago Board of Ed. Participating VRDN: – continued
Series EGL 01 1309, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	$11,205	$11,205
Series Merlots 01 A47, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	6,065	6,065
Series Merlots 05 A15, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	30	30
Series Putters 975, 3.08% (Liquidity Facility Dresdner Bank
AG) (c)(e)	5,875	5,875
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	9,900	9,900
Series EGL 98 1302, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	11,600	11,600
Series PT 3115, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	21,175	21,175
Series Putters 510, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	5,300	5,300
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.16%,
LOC Harris NA, VRDN (c)(d)	3,695	3,695
(MRC Polymers, Inc. Proj.) Series 2001, 3.11%, LOC Lasalle
Bank NA, VRDN (c)(d)	5,820	5,820
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	32,670	32,670
Series BA 99 X1, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	14,995	14,995
Series Merlots 01 A85, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	5,720	5,720
Series MT 53, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	16,650	16,650
Series MT 59, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	6,145	6,145
Series PA 1198, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,425	3,425
Series PA 1199, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	7,000	7,000
Series PA 1200, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	2,250	2,250
Series PT 2345, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	2,640	2,640

21 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN: -
continued
Series PT 2718, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	$6,190	$6,190
Series PT 755, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	7,000	7,000
Series PT 756, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	7,990	7,990
Series PT 980, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	1,330	1,330
Series Putters 253, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	9,995	9,995
Series Putters 368Z, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	10,850	10,850
Series Putters 370, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	4,995	4,995
Series Putters 383, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	4,995	4,995
Series Putters 670, 3.11% (Liquidity Facility JPMorgan Chase
& Co.) (c)(d)(e)	7,430	7,430
Series Putters 845Z, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	14,640	14,640
Series ROC II R69, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	18,070	18,070
Series ROC II R70, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	3,570	3,570
Chicago O’Hare Int’l. Arpt. Spl. Facilities Rev. (O’Hare Tech
Ctr. II LLC Proj.) 3.14%, LOC Lasalle Bank NA, VRDN (c)(d) .	10,500	10,500
Chicago Park District Participating VRDN Series PT 2935,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,960	10,960
Chicago Pub. Bldg. Commission Bldg. Rev. Participating
VRDN:
Series PA 473, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,195	4,195
Series PT 2041, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,780	7,780
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00
AAA, 3.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	470	470
Series FRRI 02 L24J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	935	935

Quarterly Report 22

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago Single Family Mtg. Rev. Participating VRDN: -
continued
Series Merlots 00 A31, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	$70	$70
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series Merlots 01 A125, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	4,965	4,965
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.14% (Liquidity Facility Bank of America
NA) (c)(e)	9,995	9,995
Series Merlots 97 V, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(e)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.) Series 1999, 3.13%, LOC
JPMorgan Chase Bank, VRDN (c)(d)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
21, 3.12% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(e)	30,000	30,000
Cook County Gen. Oblig. Participating VRDN Series PA 591,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,300	5,300
Cook County School District # 162 Matteson Participating
VRDN Series PT 3040, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(e)	6,380	6,380
Cook County School District #135 Participating VRDN Series
PT 3120, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,705	5,705
DuPage County Trans. Rev. Participating VRDN Series PT
3008, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,300	9,300
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.05%, LOC
U.S. Bank NA, Minnesota, VRDN (c)(d)	5,005	5,005
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.)
3.16%, LOC Harris NA, VRDN (c)(d)	3,685	3,685
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American
Wtr. Cap. Corp. Proj.) Series 1997, 2.97% tender 12/8/05,
CP mode (d)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 3.22%, LOC M&I
Marshall & Ilsley Bank, VRDN (c)(d)	3,210	3,210
(Delta-Unibus Corp. Proj.) Series 2001, 3.15%, LOC Bank of
America NA, VRDN (c)(d)	3,200	3,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.19%,
LOC Harris NA, VRDN (c)(d)	2,352	2,352
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.16%, LOC
Harris NA, VRDN (c)(d)	4,660	4,660

23		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series
1998, 3.1%, LOC HSBC Bank USA, VRDN (c)(d)	$7,825	$7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.):
3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000	5,000
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	16,000	16,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American
Wtr. Co. Proj.) 3.15% (MBIA Insured), VRDN (c)(d)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series MACN 05 D, 3.08% (Liquidity Facility Bank of
America NA) (c)(e)	7,010	7,010
Series Merlots 97 U, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	9,040	9,040
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3029,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,800	7,800
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	9,100	9,100
Series EGL 02 1301, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	5,900	5,900
Series EGL 02 1304, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	5,040	5,040
Series EGL 02 6025, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	9,900	9,900
Series MSTC 01 148, 3.03% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(e)	12,435	12,435
Series PT 1882, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	18,420	18,420
Series PT 379, 3.08% (Liquidity Facility DEPFA BANK
PLC) (c)(e)	10,465	10,465
Series PT 871, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	4,000	4,000
Series Putters 02 321, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	14,485	14,485
Series Putters 842, 3.08% (Liquidity Facility Dresdner Bank
AG) (c)(e)	9,085	9,085
Series ROC II R4536, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,155	5,155
TRAN 4.5% 3/30/06	111,400	111,910
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 848R, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,190	5,190

Quarterly Report 24

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Health Facilities Auth. Rev. Participating VRDN: -
continued
Series PT 977, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	$22,675	$22,675
Illinois Int’l. Port District Facilities (Southdown, Inc. Proj.) Series
2000, 3.05%, LOC Wachovia Bank NA, VRDN (c)(d)	8,500	8,500
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series 720050003 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	4,400	4,400
Series Merlots 01 A48, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	8,905	8,905
Series Merlots 02 A23, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	11,775	11,775
Series Merlots 02 A41, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	25	25
Series MSTC 9044, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	8,200	8,200
Series PT 2317, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,360	5,360
Series PT 2394, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	24,900	24,900
Series PT 2398, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	26,220	26,220
Series SG 3, 3.09% (Liquidity Facility Societe
Generale) (c)(e)	4,000	4,000
Series SGB 19, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,000	5,000
Series PT 1929, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,615	7,615
Series ROC II R4542, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	4,985	4,985
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 3.03%, LOC Bank of America NA,
VRDN (c)(d)	3,700	3,700
Series 1998 A, 3.05% (MBIA Insured), VRDN (c)(d)	1,150	1,150
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3127, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	10,715	10,715
Series Putters 1014, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	6,980	6,980

25		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN: -
continued
Series Putters 1146, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	$2,260	$2,260
Series Putters 963, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	12,065	12,065
Series Putters 965, 3.08% (Liquidity Facility Dresdner Bank
AG) (c)(e)	32,345	32,345
Series ROC II R6523, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	5,290	5,290
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(e)	4,600	4,600
Lake County Cmnty. Consolidated School District #46,
Grayslake Participating VRDN Series Putters 1171, 3.08%
(Liquidity Facility JPMorgan Chase Bank) (c)(e)	13,725	13,725
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.)
Series 1991, 3.04%, LOC Freddie Mac, VRDN (c)(d)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5
Participating VRDN Series PT 1989, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	5,480	5,480
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev.
Participating VRDN Series EGL 00 1306, 3.08% (Liquidity
Facility Citibank NA, New York) (c)(e)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series EGL 02 6001, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	4,600	4,600
Series PZ 45, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,500	4,500
Series PZ 52, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,575	7,575
Series TOC 05 Z5, 3.12% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	17,700	17,700
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
3.16%, LOC Harris NA, VRDN (c)(d)	3,705	3,705
Northern Illinois Univ. Revs. Participating VRDN Series PT
2320, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,120	7,120
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series
1998, 3.07%, LOC Fannie Mae, VRDN (c)(d)	10,630	10,630
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 05
12, 3.12% (Liquidity Facility Bank of New York, New
York) (c)(e)	12,895	12,895

Quarterly Report 26

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998,
3.1%, LOC SunTrust Bank, VRDN (c)(d)	$800	$800
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc.
Proj.) Series 1986, 3%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series
Merlots 04 C33, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(e)	10	10
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series IXIS 05 10, 3.08% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	4,000	4,000
Series Merlots 01 A105, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	3,155	3,155
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear &
Engineering Corp. Proj.) 3.2%, LOC Bank of America NA,
VRDN (c)(d)	4,472	4,472
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.14%, LOC Lasalle Bank NA, VRDN (c)(d)	7,815	7,815
3.14%, LOC Lasalle Bank NA, VRDN (c)(d)	5,100	5,100
Winnebago County Gen. Oblig. Participating VRDN Series PT
2070, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,675	5,675
		1,268,614

Indiana – 1.6%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.)
3.11%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(d)	5,965	5,965
Brownsburg 1999 School Bldg. Corp. Participating VRDN
Series PT 3234, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,170	6,170
Carmel Clay Parks Bldg. Corp. Participating VRDN Series
Putters 539, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	5,800	5,800
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series
1995, 3.1%, LOC SunTrust Bank, VRDN (c)(d)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange
Proj.) Series 1997, 3.18%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	3,200	3,200
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.)
Series 2000, 3.12%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(d)	8,048	8,048
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II
Proj.) 3.1%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(d)	2,062	2,062

27		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.)
3.07%, VRDN (c)(d)	$6,500	$6,500
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series
1996 A, 3.12%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(d)	2,975	2,975
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01
177, 3.03% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(e)	17,000	17,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc.
Proj.) 3.39%, VRDN (c)(d)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.):
Series 2002 A, 3.1%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	6,250	6,250
Series 2002 B, 3.1%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	7,000	7,000
Indiana Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B,
3.02%, LOC Calyon, VRDN (c)(d)	10,500	10,500
Indiana Health Facility Fing. Auth. Rev. Participating VRDN
Series PA 972, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,400	7,400
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Clipper 05 12, 3.24% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	14,092	14,092
Series Merlots 01 A2, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	1,155	1,155
Series Merlots 97 H, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	3,745	3,745
Series ROC II R99, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	3,680	3,680
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,915	5,915
Series PT 3249, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,690	5,690
Series Putters 479, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	7,465	7,465
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.15%, LOC
Fed. Home Ln. Bank, Cincinnati, VRDN (c)(d)	9,968	9,968
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.1%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (c)(d)	6,300	6,300

Quarterly Report 28

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Indianapolis Econ. Dev. Rev.: – continued
(US LLC Proj.) Series 1996, 3.26%, LOC JPMorgan Chase
Bank, VRDN (c)(d)	$400	$400
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	7,170	7,170
Series MT 39, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	14,580	14,580
Series Putters 1154, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	5,735	5,735
IPS Multi-School Bldg. Corp. Participating VRDN Series PT
2297, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,675	5,675
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.34%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (c)(d)	800	800
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.)
3.09%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,400	8,400
Lehman Brothers Pooled Muni. Trust Receipts Participating
VRDN Series LB 05 L24, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	16,395	16,395
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series
1996, 3.15%, LOC Bank of America NA, VRDN (c)(d)	700	700
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.04%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	10,000	10,000
Series 1999 A, 3.04%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A,
3.04%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	10,000	10,000
Whiting Envir. Facilities Rev. (BP PLC Proj.) 3.06% (BP PLC
Guaranteed), VRDN (c)(d)	12,300	12,300
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.)
3.17%, LOC Nat’l. City Bank, Indiana, VRDN (c)(d)	4,835	4,835
		267,620

Iowa 0.4%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	9,140	9,140
Series LB 04 L33J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	12,075	12,075
Series 2003 F, 3.08% (Liquidity Facility Wells Fargo Bank
NA, San Francisco), VRDN (c)(d)	4,300	4,300

29		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Iowa – continued
Iowa Fin. Auth.: – continued
Series 2005 C, 3.08% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (c)(d)	$12,000	$12,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series
1999, 3.15%, LOC Bank of America NA, VRDN (c)(d)	2,500	2,500
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	8,675	8,675
Series ROC II R74, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	2,870	2,870
(Mtg. Backed Securities Prog.) Series 2004 G, 3.1%
(Liquidity Facility State Street Bank & Trust Co., Boston),
VRDN (c)(d)	4,500	4,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating
VRDN Series ROC II R456CE, 3.04% (Liquidity Facility
Citibank NA) (c)(e)	8,250	8,250
		64,310

Kansas 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series
2000, 3.1%, LOC Bank of America NA, VRDN (c)(d)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN:
Series EGL 00 1601, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,000	5,000
Series EGL 04 1005, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	3,800	3,800
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters
1193, 3.02% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,625	5,625
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A,
3.1%, LOC Fannie Mae, VRDN (c)(d)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/06	24,470	24,610
Wichita Hosp. Rev. Participating VRDN:
Series MT 170, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	29,300	29,300
Series MT 64, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	7,180	7,180
Wyandotte County/Kansas City Unified Govt. Gen. Oblig.
BAN 3.25% 11/1/06	13,980	13,980
		122,395

Quarterly Report

30

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Kentucky 0.9%
Carroll County Solid Waste Disp. Rev. (North American
Stainless LP Proj.) Series 2000, 3.15%, LOC JPMorgan
Chase Bank, VRDN (c)(d)	$10,000	$10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue
Co. Proj.) 3.05% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(d)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper
Co. Proj.):
Series 1993 A, 3.05% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(d)	24,050	24,050
Series 1993 B, 3.05% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(d)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.)
Series 1997, 3.05%, LOC Wachovia Bank NA, VRDN (c)(d)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co.
Proj.) 3.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.)
Series 1996, 3.26%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	1,110	1,110
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	5,475	5,475
Series PT 490, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs.,
Inc. Proj.) Series 2000, 3.15%, LOC Bank of America NA,
VRDN (c)(d)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03
L49J, 3.14% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(d)(e)	3,505	3,505
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.)
Series 2000, 3.15%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(d)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of
Kentucky LLC Proj.) 3.13%, LOC Wachovia Bank NA,
VRDN (c)(d)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky
LLC Proj.) 3.13%, LOC Wachovia Bank NA, VRDN (c)(d)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating
VRDN Series EGL 99 1701, 3.08% (Liquidity Facility
Citibank NA, New York) (c)(e)	6,115	6,115
Louisville Reg’l. Arpt. Auth. Sys. Rev. Participating VRDN
Series LB 05 P3U, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	11,345	11,345

31 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Kentucky – continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop.
Proj.):
Series 1984 B1, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	$16,300	$16,300
Series 1984 B2, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	10,580	10,580
Series 1984 B3, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	8,970	8,970
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of
America Proj.) 3.2%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)(d)	2,220	2,220
		149,665

Louisiana – 2.2%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN:
Series MS 973, 3.14% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	59,300	59,300
Series MS 996, 3.14% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	9,495	9,495
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax
Participating VRDN Series ROC II R4038, 3.1% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	8,125	8,125
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999,
3.17%, VRDN (c)(d)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.08%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,225	5,225
Lake Charles Hbr. & Term. District Dock & Wharf Rev.
(Conoco, Inc. Proj.) 3.11%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	4,350	4,350
Series ROC II R7009, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	15,960	15,960
Louisiana Gen. Oblig. Bonds Series MT 158, 3.14%, tender
9/28/06 (Liquidity Facility BNP Paribas SA) (c)(e)(f)	22,915	22,915
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.29% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(d)(e)	3,075	3,075
Series MS 1066, 3.14% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	11,400	11,400

Quarterly Report 32

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Louisiana – continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.: – continued
Participating VRDN:
Series PT 516, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	$3,630	$3,630
Series Clipper 05 11, 3.19% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	4,981	4,981
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series
MT 46, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	7,995	7,995
New Orleans Aviation Board Rev. Series 1997 A, 3.1% (MBIA
Insured), VRDN (c)(d)	19,785	19,785
New Orleans Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series MS 1137, 3.19% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	22,135	22,135
Series MS 1185, 3.17% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	7,000	7,000
New Orleans Gen. Oblig. Participating VRDN Series EGL 00
1801, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(e)	5,790	5,790
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD
Rental I Proj.) 3.1%, LOC Wachovia Bank NA, VRDN (c)(d) .	6,500	6,500
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.)
Series 1994, 3.06%, VRDN (c)(d)	21,050	21,050
Port New Orleans Board Commerce Rev. 3.14%, LOC BNP
Paribas SA, VRDN (c)(d)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam,
Inc. Proj.) 3.04%, LOC Wachovia Bank NA, VRDN (c)(d)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical
Co. Proj.):
Series 1993, 3.17%, VRDN (c)(d)	15,000	15,000
Series 1994 A, 3.17%, VRDN (c)(d)	8,200	8,200
Series 1994 B, 3.1%, VRDN (c)	8,900	8,900
Series 1995, 3.17%, VRDN (c)(d)	43,600	43,600
		358,766

Maine – 0.2%
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN
Series BA 99 P, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	13,295	13,295
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts.
Proj.) 3.03%, LOC Fannie Mae, VRDN (c)(d)	6,300	6,300

33 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Maine – continued
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.)
Series 2000, 3.1%, LOC Bank of New York, New York,
VRDN (c)(d)	$9,000	$9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00
1901, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(e)	2,000	2,000
		30,595

Maryland 2.2%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas &
Elec. Co. Proj.) 2.9% tender 12/2/05, LOC Wachovia Bank
NA, CP mode (d)	25,000	25,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas
& Elec. Co. Proj.) Series 1985, 2.9% tender 12/12/05, LOC
Wachovia Bank NA, CP mode	21,100	21,100
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series
1992, 3%, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.09%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	6,750	6,750
3.2% 3/1/06, CP	16,600	16,600
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 3.2% tender 12/15/05, LOC
Wachovia Bank NA, CP mode	26,805	26,805
Baltimore Rev. Participating VRDN Series SGA 20, 3.03%
(Liquidity Facility Societe Generale) (c)(e)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev.:
Participating VRDN:
Series LB 04 L24, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	12,315	12,315
Series LB 04 L59J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	7,435	7,435
Series LB 04 L75J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	9,860	9,860
Series MT 160, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	30,600	30,600
Series PT 3188, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	19,995	19,995
(Parlane Apts. Proj.) Series 2001 C, 3%, LOC Fannie Mae,
VRDN (c)(d)	1,400	1,400
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series
1996, 3.1%, LOC Bank of America NA, VRDN (c)(d)	1,800	1,800

Quarterly Report 34

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Maryland – continued
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II
LLC Proj.) 3.1%, LOC SunTrust Bank, VRDN (c)(d)	$1,700	$1,700
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN
Series Floaters L9J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev.
(Comfort Link Proj.) 3.05%, LOC SunTrust Bank, VRDN (c)(d)	15,000	15,000
Maryland Gen. Oblig. Participating VRDN:
Series Floaters 05 15, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(e)	11,035	11,035
Series Putters 1161, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	3,110	3,110
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 867, 3.07% (Liquidity Facility Morgan
Stanley) (c)(e)	20,000	20,000
Series SGA 143, 3.03% (Liquidity Facility Societe
Generale) (c)(e)	8,295	8,295
Series A, 3.05% 12/2/05, CP	9,316	9,316
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	2,600	2,600
Series MT 88, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	37,665	37,665
Northeast Maryland Waste Disp. Auth. Resource Recovery
Rev. Participating VRDN Series EGL 97 C2001, 3.08%
(Liquidity Facility Citibank NA, New York) (c)(e)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.
Participating VRDN:
Series PT 766, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	7,735	7,735
Series PT 842, 3.12% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(d)(e)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41
Proj.) 3.13%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	645	645
		356,846

Massachusetts 0.1%
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN Series EGL 7050071, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	23,895	23,895

35 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Michigan – 2.7%
Detroit City School District Participating VRDN:
Series BA 02 H, 3.12% (Liquidity Facility Bank of America
NA) (c)(e)	$4,620	$4,620
Series EGL 7050072, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	21,200	21,200
Series EGL 720050065, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	9,900	9,900
Series Putters 1092, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	6,215	6,215
Series Putters 1129, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	4,155	4,155
Series ROC II R4004, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	4,745	4,745
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006
Class A, 3.08% (Liquidity Facility Citibank NA) (c)(e)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.09% (Liquidity Facility ABN-AMRO Bank
NV) (c)(e)	14,420	14,420
Series EGL 72005001, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	7,365	7,365
Series Merlots 00 I, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(e)	3,200	3,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	6,995	6,995
Series Putters 200, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	4,100	4,100
Series Putters 345, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
3.08% (Liquidity Facility Citibank NA, New York) (c)(e)	12,520	12,520
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	995	995
Kentwood Pub. Schools Participating VRDN Series EGL 03 24,
3.08% (Liquidity Facility Citibank NA, New York) (c)(e)	9,585	9,585
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A1, 3.02%, LOC Comerica Bank,
Detroit, VRDN (c)	14,500	14,500
Michigan Bldg. Auth. Rev. Participating VRDN:
Series LB 03 L34J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	8,550	8,550
Series ROC II R453, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	9,000	9,000

Quarterly Report 36

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Michigan – continued
Michigan Gen. Oblig. Bonds Series 2005 C, 3.15% tender
4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	$15,290	$15,290
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732,
2.95%, tender 7/20/06 (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)(f)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington
Place Apts. Proj.) Series 1999 A, 3.08%, LOC Bank of
America NA, VRDN (c)(d)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.11% (MBIA Insured), VRDN (c)(d)	6,200	6,200
Series 2002 A, 3.11% (MBIA Insured), VRDN (c)(d)	4,000	4,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 3.12% (Liquidity Facility Bank of America
NA) (c)(e)	4,995	4,995
Series EGL 00 2201, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	16,110	16,110
Series MS 718, 3.07% (Liquidity Facility Morgan
Stanley) (c)(e)	17,136	17,136
RAN Series 2005 B2, 4% 8/18/06, LOC JPMorgan Chase
Bank	135,700	136,714
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 3.2%, LOC Comerica Bank,
Detroit, VRDN (c)(d)	1,720	1,720
(Majestic Ind., Inc. Proj.) 3.2%, LOC Comerica Bank, Detroit,
VRDN (c)(d)	1,700	1,700
(YMCA Metropolitan Lansing Proj.) 3.2%, LOC Standard
Fed. Bank, VRDN (c)	9,900	9,900
Michigan Trunk Line Participating VRDN:
Series EGL 7050042 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	7,660	7,660
Series Floaters 01 569, 3.07% (Liquidity Facility Morgan
Stanley) (c)(e)	8,425	8,425
Michigan Trunk Line Fund Participating VRDN Series Clipper
05 27, 3.16% (Liquidity Facility State Street Bank & Trust
Co., Boston) (c)(e)	13,620	13,620
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	8,600	8,600

37 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Michigan – continued
Wayne County Arpt. Auth. Rev. Participating VRDN: -
continued
Series Putters 836, 3.11% (Liquidity Facility JPMorgan Chase
& Co.) (c)(d)(e)	$7,610	$7,610
Series Stars 132, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	20,845	20,845
		451,815

Minnesota 1.8%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr.
Assoc. Proj.) Series 1988 A:
2.95% tender 12/1/05 (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), CP mode (d)	750	750
3.13% tender 3/8/06 (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), CP mode (d)	2,600	2,600
Bloomington Health Care Facilities Rev. Participating VRDN
Series FRRI 03 L1J, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	18,560	18,560
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.13%, LOC Lasalle
Bank NA, VRDN (c)(d)	7,195	7,195
(Regatta Commons Proj.) Series A, 3.13%, LOC Lasalle Bank
NA, VRDN (c)(d)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev.
Participating VRDN:
Series MT 60, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	21,770	21,770
Series MT 61, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	19,260	19,260
Series PT 2816, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	8,535	8,535
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series
2003 A1, 3.1%, LOC Fannie Mae, VRDN (c)(d)	4,325	4,325
Farmington Ind. School District #192 Participating VRDN
Series EGL 7050030 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	23,380	23,380
Hennepin County Gen. Oblig. Series 1996 C, 3.14%,
VRDN (c)(d)	300	300
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone
Arch Apts. Proj.) 3.1%, LOC Lasalle Bank NA, VRDN (c)(d) .	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN:
Series MT 118, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	18,060	18,060

Quarterly Report 38

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Minnesota – continued
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN: – continued
Series MT 120, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	$17,900	$17,900
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN:
Series PT 1442, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,240	5,240
Series PT 1457, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,205	5,205
Series PT 1459, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,640	5,640
Series PT 2844, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	7,430	7,430
Series PT 2855, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	4,995	4,995
Series PT 735, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	5,225	5,225
Series Putters 1029, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	5,040	5,040
Series Putters 941, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	3,035	3,035
Minnesota Hsg. Fin. Agcy.:
Bonds:
Series 2005 E, 2.95% 5/18/06 (d)	54,600	54,600
Series 2005 F, 2.95% 5/18/06 (d)	14,985	14,985
Participating VRDN:
Series LB 03 L28J, 3.19% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	9,100	9,100
Series LB 04 L23, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	7,485	7,485
Series Merlots 01 B3, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	1,825	1,825
Series G, 3.08% (Liquidity Facility Lloyds TSB Bank PLC),
VRDN (c)(d)	8,955	8,955
South Washington County Independent School District #833
Participating VRDN Series Putters 1194, 3.02% (Liquidity
Facility JPMorgan Chase Bank) (c)(e)	6,255	6,255
		296,350

Mississippi – 0.7%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc.
Proj.) 3.15%, LOC JPMorgan Chase Bank, VRDN (c)(d)	20,300	20,300

39		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Mississippi – continued
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.)
Series 1997, 3.18%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	$2,925	$2,925
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 3.05%, LOC Fleet Nat’l. Bank,
VRDN (c)(d)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series PT
3240, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	17,910	17,910
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	10,900	10,900
Series Putters 138, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	11,925	11,925
BAN Series 2005 C, 4% 4/1/06	15,000	15,051
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.14%, LOC
Southtrust Bank NA, VRDN (c)(d)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.14%, LOC
Southtrust Bank NA, VRDN (c)(d)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 3.14%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)(d)	8,000	8,000
		110,011

Missouri – 1.7%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175,
3.08% (Liquidity Facility Societe Generale) (c)(e)	18,000	18,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood
Apts. Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards
Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas
City Air Cargo Svcs. Proj.) 3.12%, LOC JPMorgan Chase
Bank, VRDN (c)(d)	7,300	7,300
Kansas City Passenger Facilities Charge Rev. Participating
VRDN Series MT 17, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	11,810	11,810
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.02% (Liquidity
Facility Wachovia Bank NA) (c)(e)	13,280	13,280
(Lutheran High School Assoc. Proj.) 3.13%, LOC U.S. Bank
NA, Minnesota, VRDN (c)	5,000	5,000

Quarterly Report 40

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Missouri – continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
Participating VRDN Series Putters 362, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(e)	$10,815	$10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 03 48, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2005 A, 3.08% (MBIA Insured), VRDN (c)(d)	32,300	32,300
Series 2005 B, 3.08% (MBIA Insured), VRDN (c)(d)	20,000	20,000
Series 2005 C, 3.06% (MBIA Insured), VRDN (c)(d)	16,900	16,900
Series 2005 E, 3.12% (MBIA Insured), VRDN (c)(d)	7,750	7,750
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Participating VRDN:
Series BA 02 K, 3.12% (Liquidity Facility Bank of America
NA) (c)(d)(e)	4,585	4,585
Series Clipper 05 14, 3.24% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	10,275	10,275
Series FRRI 03 L5J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,850	6,850
Series FRRI A64, 3.29% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(d)(e)	1,070	1,070
Series LB 04 L15, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	4,300	4,300
Series LB 04 L35J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,325	6,325
Series Merlots 01 A28, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	2,020	2,020
Series PT 2972, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	4,340	4,340
Series Putters 224, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	2,320	2,320
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine
Lakes Apts. Proj.) 3.1%, LOC Wachovia Bank NA,
VRDN (c)(d)	2,150	2,150
Saint Louis Arpt. Rev. Participating VRDN Series PT 2993,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	17,755	17,755
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.)
Series 2003 A, 3.04%, LOC Fannie Mae, VRDN (c)(d)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips
Historic Restoration Proj.):
Series 2001 A, 3.13%, LOC Lasalle Bank NA, VRDN (c)(d) .	4,500	4,500
Series B, 3.13%, LOC Lasalle Bank NA, VRDN (c)(d)	15,500	15,500
		271,980

41		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Montana 0.2%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	$4,795	$4,795
Series LB 03 L33J, 3.19% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	18,235	18,235
Series LB 04 6, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	7,635	7,635
Series Merlots 02 A19, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	2,305	2,305
		32,970

Nebraska – 1.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) Series A, 3.1%, LOC Bank of America NA,
VRDN (c)(d)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.02% (MBIA Insured),
VRDN (c)(d)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 00 H, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	75	75
Series BA 98 J, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	14,995	14,995
Series FRRI L31, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	1,785	1,785
Series Merlots 00 O, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	225	225
Series Merlots 00 UU, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	3,325	3,325
Series 2000 F, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	24,365	24,365
Series 2001 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	21,525	21,525
Series 2001 E, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	8,165	8,165
Series 2002 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	22,725	22,725
Series 2002 F:
3.11% (Liquidity Facility Fed. Home Ln. Bank Topeka),
VRDN (c)(d)	21,235	21,235
3.11% (Liquidity Facility Fed. Home Ln. Bank Topeka),
VRDN (c)(d)	1,480	1,480
Series 2003 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	14,815	14,815

Quarterly Report 42

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Nebraska – continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: – continued
Series 2003 E, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	$9,540	$9,540
Series 2004 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	11,565	11,565
Series 2004 G, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	9,940	9,940
Series 2005 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(d)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Participating VRDN Series
EGL 04 16 Class A, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	5,330	5,330
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10,
3.08% (Liquidity Facility Citibank NA) (c)(e)	5,065	5,065
Omaha Pub. Pwr. District Participating VRDN Series TOC 05
NN, 3.02% (Liquidity Facility Goldman Sachs Group,
Inc.) (c)(e)	7,580	7,580
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series
ROC II R7008, 3.08% (Liquidity Facility Citibank NA) (c)(e) .	8,085	8,085
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.08%
(Liquidity Facility Deutsche Bank AG) (c)(e)	8,255	8,255
		234,375

Nevada 1.5%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	17,205	17,205
Series MT 31, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	11,590	11,590
Series PT 2358, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,215	5,215
Series Putters 498, 3.11% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(d)(e)	21,275	21,275
Series Stars 137, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(e)	15,490	15,490
Clark County Gen. Oblig. Participating VRDN Series Putters
996, 3.08% (Liquidity Facility Dresdner Bank AG) (c)(e)	6,550	6,550
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Participating VRDN Series Stars 91,
3.12% (Liquidity Facility BNP Paribas SA) (c)(d)(e)	4,795	4,795
Clark County School District Participating VRDN:
Series FRRI 02 D, 3.1% (Liquidity Facility Bank of New York,
New York) (c)(e)	5,910	5,910

43 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Nevada – continued
Clark County School District Participating VRDN: – continued
Series PA 1220, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	$13,425	$13,425
Series PT 2406, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,915	5,915
Series PT 2555, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	10,980	10,980
Series PT 3261, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	16,045	16,045
Series PT 2565, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	10,235	10,235
Series Putters 1157, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	17,455	17,455
Series Putters 1160, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	3,435	3,435
Series ROC II R2184, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	14,585	14,585
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist,
Inc. Proj.) Series A, 3.14%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)(d)	8,060	8,060
Las Vegas Valley Wtr. District Participating VRDN Series PT
1672, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,310	5,310
Nevada Gen. Oblig. Participating VRDN:
Series Putters 840, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,600	2,600
Series SGB 31, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.07% (Liquidity
Facility Wachovia Bank NA) (c)(d)(e)	1,615	1,615
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.08%, LOC
Fannie Mae, VRDN (c)(d)	5,510	5,510
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN
Series PT 3212, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	10,735	10,735
Reno-Tahoe Arpt. Auth. New Arpt. Rev. Participating VRDN
Series PT 3108, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,050	9,050
		246,085

Quarterly Report 44

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
New Hampshire – 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series
Clipper 05 3, 3.15% (Liquidity Facility State Street Bank &
Trust Co., Boston) (c)(d)(e)	$55,514	$55,514
Manchester Arpt. Rev. 3.11% (FGIC Insured), VRDN (c)(d)	34,570	34,570
Manchester School Facilities Rev. Participating VRDN Series BS
217, 3.03% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(e)	14,445	14,445
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc.
Proj.) Series 1998, 3.1%, LOC HSBC Bank USA,
VRDN (c)(d)	3,350	3,350
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza
Biologies, Inc. Proj.) 3.16%, LOC Deutsche Bank AG,
VRDN (c)(d)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev.
Participating VRDN Series MS 866, 3.08% (Liquidity Facility
Morgan Stanley) (c)(e)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN:
Series BA 01 B, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	2,050	2,050
Series LB 05 P4, 3.17% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,650	6,650
Series Merlots 00 A29, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	2,405	2,405
Series Merlots 00 B13, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	655	655
Series Merlots 01 A51, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	3,100	3,100
Series Merlots 97 F, 3.07% (Liquidity Facility Wachovia Bank
NA) (c)(d)(e)	2,395	2,395
Series PA 351, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	970	970
		168,104

New Jersey – 0.8%
New Jersey Gen. Oblig. TRAN Series 2005 A, 4% 6/23/06 .	116,700	117,438
New Jersey Trans. Trust Fund Auth. Participating VRDN Series
EGL 720050001 Class A, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	17,500	17,500
		134,938

New Mexico – 0.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN
Series BA 04B, 3.08% (Liquidity Facility Bank of America
NA) (c)(e)	5,160	5,160

45		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
New Mexico – continued
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing
Proj.) Series 1996, 3.07%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(d)	$1,785	$1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A,
3.27%, LOC Nat’l. City Bank, Indiana, VRDN (c)(d)	940	940
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.24% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	11,500	11,500
Series FRRI 03 L15, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	5,920	5,920
Series Merlots 00 A9, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	2,570	2,570
Series Merlots 01 A37, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	5,660	5,660
Series PT 225, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	6,955	6,955
		40,490

New York – 1.5%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 3.12% (Liquidity Facility Bank of
New York, New York) (c)(d)(e)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC
02 188, 3.03% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(e)	10,995	10,995
New York City Gen. Oblig. Participating VRDN Series ROC II
R251, 3.11% (Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)	38,200	38,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 7, 3.3% 1/6/06, CP	60,500	60,500
Series 5A, 3.18% 4/13/06 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG),
CP	42,300	42,300
New York State Dorm. Auth. Revs. Participating VRDN Series
PT 2646, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	32,630	32,630
New York State Mtg. Agcy. Rev. Participating VRDN Series PA
410, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	3,435	3,435
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN Series EGL 7050080, 3.08% (Liquidity
Facility Citibank NA) (c)(e)	47,825	47,825

Quarterly Report

46

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Urban Dev. Corp. Rev. Participating VRDN
Series Putters 1183, 3.11% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	$4,965	$4,965
New York Transitional Fin. Auth. Rev. Participating VRDN
Series FRRI 01 N11, 3.06% (Liquidity Facility Bank of New
York, New York) (c)(e)	10,000	10,000
		252,350

Non State Specific 0.9%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.19% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	27,156	27,156
Series Clipper 05 18, 3.19% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(d)(e)	28,020	28,020
Series Clipper 05 19, 3.19% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(d)(e)	12,154	12,154
Series Clipper 05 7, 3.16% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(e)	17,100	17,100
Lehman Brothers Pooled Muni. Trust Receipts Participating
VRDN:
Series LB 04 L68J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	21,630	21,630
Series LB 05 L11, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	13,635	13,635
Series LB 05 LJ5, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	25,115	25,115
		144,810

North Carolina – 2.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(Kroehler Furniture Proj.) Series 1998, 3.17%, LOC Nat’l.
City Bank, VRDN (c)(d)	2,600	2,600
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9,
3.12% (Liquidity Facility Citibank NA) (c)(d)(e)	3,000	3,000
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 1/20/06 (Liquidity
Facility Wachovia Bank NA), CP	14,800	14,800
Columbus County Indl. Facilities & Poll. Cont. Rev.
(Conflandey, Inc. Proj.) 3.15%, LOC BNP Paribas SA,
VRDN (c)(d)	3,500	3,500
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.)
3.1%, LOC SunTrust Bank, VRDN (c)(d)	5,655	5,655
Forsyth County Ctfs. of Prtn. Participating VRDN:
Series ROC II R7010, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	16,180	16,180

47		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
North Carolina – continued
Forsyth County Ctfs. of Prtn. Participating VRDN: – continued
Series ROC II R7529, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	$10,840	$10,840
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Duke Energy Corp. Proj.) Series 1999, 3.18%, VRDN (c)(d)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(American Coating Technologies Proj.) 3.25%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (c)(d)	3,150	3,150
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones
Lumber Co. Proj.) Series 2000, 3.1%, LOC Wachovia Bank
NA, VRDN (c)(d)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series PT
1962, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,430	5,430
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series Clipper 05 8, 3.12% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	25,072	25,072
Series FRRI 02 L7, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	4,900	4,900
Series FRRI 03 L17, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	2,100	2,100
North Carolina Med. Care Commission Rev. Participating
VRDN Series ROC II R296, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	3,000	3,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Participating VRDN Series Putters 341, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(e)	13,415	13,415
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2005 A1, 3.08% (AMBAC Insured), VRDN (c)(d)	40,000	40,000
Series 2005 A2, 3.11% (AMBAC Insured), VRDN (c)(d)	40,000	40,000
Series 2005 A3, 3.08% (AMBAC Insured), VRDN (c)(d)	5,400	5,400
Series 2005 A4, 3.08% (AMBAC Insured), VRDN (c)(d)	40,000	40,000
Piedmont Triad Arpt. Auth. Series B, 3.1% (XL Cap. Assurance,
Inc. Insured), VRDN (c)(d)	11,500	11,500
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int’l.
Maintenance Corp. Proj.) Series 1989, 3.3%, LOC Citibank
NA, New York, VRDN (c)(d)	6,900	6,900
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth.
Rev.:
(New Generation Corp. Proj.) Series 1999, 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	3,000	3,000
(Pine Brick Co., Inc. Proj.) Series 2000, 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	7,300	7,300

Quarterly Report 48

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
North Carolina – continued
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir.
Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	$30,855	$30,855
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	3,500	3,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev.
Rev. (Greiner Vacuette NA Proj.) 3.1%, LOC Wachovia Bank
NA, VRDN (c)(d)	7,300	7,300
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Rock Tenn Converting Corp. Proj.) 3.1%, LOC SunTrust
Bank, VRDN (c)(d)	2,750	2,750
Univ. of North Carolina at Chapel Hill Rev. 3.18% 4/13/06, CP	12,000	12,000
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,395	7,395
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park
Apt. Proj.) Series 2001 A, 3.05%, LOC SunTrust Bank,
VRDN (c)(d)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev.
Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.16%, LOC
Harris NA, VRDN (c)(d)	1,650	1,650
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates
Proj.) Series 1999, 3.1%, LOC SunTrust Bank, VRDN (c)(d)	5,300	5,300
		350,532

North Dakota 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series
1994 C, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	8,545	8,545
Ohio – 1.2%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.)
3.11%, LOC Nat’l. City Bank, VRDN (c)	6,520	6,520
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.04% (Liquidity Facility Sallie Mae),
VRDN (c)(d)	35,700	35,700
Series 1998 A2, 3.04% (Liquidity Facility Sallie Mae),
VRDN (c)(d)	34,200	34,200
Cuyahoga County Health Care Facilities Rev. (Althenheim
Proj.) 3.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,800	7,800
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 3.2%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (c)	5,800	5,800
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co.
Proj.) Series A, 3.1%, VRDN (c)	13,700	13,700

49 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Ohio – continued
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068,
3.08% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(e)	$2,890	$2,890
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	2,775	2,775
Series BA 98 B, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	20,300	20,300
Series BA 98 Q, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	20,395	20,395
Series LB 03 L46J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	4,610	4,610
Series PT 241, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	3,460	3,460
Series PT 582, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	2,960	2,960
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.06%,
LOC Key Bank NA, VRDN (c)(d)	3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.12%, LOC
Fed. Home Ln. Bank, Indianapolis, VRDN (c)(d)	2,400	2,400
Ohio Solid Waste Rev. (BP Products NA, Inc. Proj.) 3.06%
(BP PLC Guaranteed), VRDN (c)(d)	20,700	20,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B,
3.07%, LOC Fleet Bank NA, VRDN (c)(d)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 3.2%, LOC Standard Fed. Bank,
VRDN (c)(d)	800	800
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.12%,
LOC Key Bank NA, VRDN (c)(d)	2,200	2,200
		199,110

Oklahoma – 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04
3, 3.16% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(d)(e)	23,400	23,400
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics
Corp. Proj.) Series 2000, 3.1%, LOC Wachovia Bank NA,
VRDN (c)(d)	6,500	6,500
Grand River Dam Auth. Rev. Participating VRDN Series PT
1953, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.1%,
LOC SunTrust Bank, VRDN (c)(d)	3,300	3,300

Quarterly Report 50

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Oklahoma – continued
Muskogee Med. Ctr. Auth. Rev. 3.1%, LOC Bank of America
NA, VRDN (c)	$7,300	$7,300
Oklahoma City Gen. Oblig. Participating VRDN Series Putters
743, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(e) .	2,595	2,595
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 2.42%, tender
12/1/06 (c)(d)	10,000	10,000
(ConocoPhillips Co. Proj.) 3.04%, LOC JPMorgan Chase
Bank, VRDN (c)(d)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 3.1%, LOC Bank of
Nova Scotia, VRDN (c)(d)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN:
Series LB 03 L29J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	5,900	5,900
Series LB 99 A5, 3.29% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(d)(e)	1,985	1,985
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.03% (MBIA Insured), VRDN (c)(d)	22,125	22,125
Series 2003 A2, 3.03% (MBIA Insured), VRDN (c)(d)	24,000	24,000
Series A, 3.03% (MBIA Insured), VRDN (c)(d)	10,000	10,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series MS 01 582, 3.12% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	14,100	14,100
Series MS 1068, 3.12% (Liquidity Facility Morgan
Stanley) (c)(d)(e)	5,870	5,870
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind.,
Inc./Southwest Aeroservices Proj.) Series 1998, 3.15%, LOC
Bank of America NA, VRDN (c)(d)	2,200	2,200
Tulsa Int’l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 3.24% (Liquidity Facility Bank of America
NA) (c)(d)(e)	9,485	9,485
Series BA 97 B2, 3.19% (Liquidity Facility Bank of America
NA) (c)(e)	7,000	7,000
		171,855

Oregon – 0.6%
Clackamus County School District #7J Participating VRDN
Series PT 3066, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,525	9,525
Multnomah County Hosp. Facilities Auth. Rev. Participating
VRDN Series PA 1257, 3.09% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(e)	5,000	5,000

51		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Oregon – continued
Oregon Dept. Administrative Services Participating VRDN
Series EGL 04 2011, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	$4,500	$4,500
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co.
Proj.) Series 205, 3.17%, LOC Nat’l. City Bank, PA,
VRDN (c)(d)	4,480	4,480
Oregon Gen. Oblig. Participating VRDN Series ROC II R6001,
3.08% (Liquidity Facility Citibank NA) (c)(e)	4,950	4,950
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating
VRDN Series Merlots 01 B5, 3.07% (Liquidity Facility
Wachovia Bank NA) (c)(d)(e)	6,615	6,615
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 3.19% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	11,750	11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683,
3.12% (Liquidity Facility Svenska Handelsbanken
AB) (c)(d)(e)	10,690	10,690
Portland Cmnty. College District Participating VRDN:
Series PT 3001, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	18,950	18,950
Series ROC II R5040, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	11,900	11,900
Portland Hsg. Auth. Rev.:
(New Columbia – Cecelia Proj.) 3.1%, LOC Bank of America
NA, VRDN (c)(d)	200	200
(New Columbia – Trouton Proj.) 3.1%, LOC Bank of America
NA, VRDN (c)(d)	12,365	12,365
		100,925

Pennsylvania – 4.0%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762,
2.85%, tender 6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)(f)	33,915	33,915
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.17%, VRDN (c)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American
Wtr. Cap. Corp. Proj.) Series 1996, 3.18% tender 12/9/05,
CP mode (d)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating
VRDN Series PA 1139, 3.09% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(d)(e)	6,000	6,000

Quarterly Report 52

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.1%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (c)(d)	$70,300	$70,300
Series 1998 A2, 3.18%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (c)(d)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc.
Proj.) Series 1997, 3.18%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	2,675	2,675
Harrisburg Auth. Wtr. Rev. Series A, 3.08% (FGIC Insured),
VRDN (c)	11,200	11,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc.
Proj.) 3.18%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	2,500	2,500
Montgomery Higher Ed. & Health Auth. Hosp. Rev.
Participating VRDN Series MSTC 98 31 Class A, 3.05%
(Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 3.2% tender 12/16/05, CP mode (d)	18,250	18,250
Series 1991, 2.97% tender 12/8/05, CP mode (d)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.05%, LOC
JPMorgan Chase Bank, VRDN (c)(d)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.
(Merck & Co. Proj.) Series 2000, 3.11%, VRDN (c)(d)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3,
3.13%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	125	125
Series 1994 B3, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	800	800
Series 1996 D5, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	1,800	1,800
Series 1997 B1, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	1,000	1,000
Series 1997 B4, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	1,000	1,000
Series 1997 B6, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	400	400
Series 1997 B8, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	700	700
Series 1997 B9, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 3.265%, VRDN (c)(d)	8,400	8,400
Series B, 3.15% (Sunoco, Inc. Guaranteed), VRDN (c)(d)	6,900	6,900

53		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Gen. Oblig. Participating VRDN Series Putters
939, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(e) .	$7,000	$7,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 3.05% (AMBAC Insured), VRDN (c)(d)	18,600	18,600
Series 2000 A, 3.05% (AMBAC Insured), VRDN (c)(d)	21,800	21,800
Series 2001 B, 3.12% (FSA Insured), VRDN (c)(d)	31,200	31,200
Series 2002 B, 3.12% (FSA Insured), VRDN (c)(d)	47,200	47,200
Series A:
3.05% (AMBAC Insured), VRDN (c)(d)	20,000	20,000
3.12% (FSA Insured), VRDN (c)(d)	69,800	69,800
Series A1, 3.05% (AMBAC Insured), VRDN (c)(d)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 3.1% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(e)	15,000	15,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 04 L80, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,025	6,025
Series PA 1235, 3.11% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,800	3,800
Series PT 2190, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	10,120	10,120
Series PT 890, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	22,600	22,600
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series Putters 366Z, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(e)	5,000	5,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118,
3.12% (Liquidity Facility Societe Generale) (c)(d)(e)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN
Series PA 882, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	3,795	3,795
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB
134, 3.09% (Liquidity Facility Deutsche Bank AG) (c)(d)(e)	6,815	6,815
Philadelphia School District Participating VRDN Series EGL
7050036, 3.08% (Liquidity Facility Citibank NA) (c)(e)	10,820	10,820
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 3.11% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(d)(e)	18,600	18,600
		656,940

Rhode Island – 0.0%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	2,255	2,255

Quarterly Report 54

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Rhode Island – continued
Rhode Island Econ. Dev. Corp. Participating VRDN: -
continued
Series Putters 971, 3.11% (Liquidity Facility JPMorgan Chase
& Co.) (c)(d)(e)	$1,740	$1,740
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp.
Proj.) 3.1%, LOC Fleet Bank NA, VRDN (c)(d)	2,400	2,400
		6,395

South Carolina – 1.7%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 3.07% (Liquidity Facility Morgan
Stanley) (c)(e)	8,618	8,618
Charleston County School District Participating VRDN Series PT
2100, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	13,745	13,745
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A,
3.06%, VRDN (c)(d)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.)
Series 1994, 3.1%, LOC Wachovia Bank NA, VRDN (c)(d) .	6,650	6,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev.
Participating VRDN Series PT 2549, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	6,220	6,220
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating
VRDN Series Austin 05 A, 3.09% (Liquidity Facility Bank of
America NA) (c)(e)	36,465	36,465
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.11%, VRDN (c)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev.
Participating VRDN Series Merlots 97 B, 3.07% (Liquidity
Facility Wachovia Bank NA) (c)(d)(e)	8,825	8,825
Richland County School District #2 Participating VRDN Series
PT 1646, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	18,060	18,060
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN:
Series BA 01 L, 3.19% (Liquidity Facility Bank of America
NA) (c)(d)(e)	2,705	2,705
Series PA 1072, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	5,370	5,370
Series PT 326, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	13,995	13,995
Series ROC II R398, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	2,095	2,095

55		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.05%, LOC SunTrust Bank,
VRDN (c)(d)	$3,000	$3,000
(City Heights Apt. Proj.) Series 2000 A1, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.1%, LOC
SunTrust Bank, VRDN (c)(d)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.15%, LOC Bayerische Landesbank
Girozentrale, VRDN (c)(d)	2,000	2,000
(Carolina Ceramics LLC Proj.) 3.1%, LOC Wachovia Bank
NA, VRDN (c)(d)	3,600	3,600
(Carolinas Recycling Group Proj.) Series 2001, 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	3,700	3,700
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.1%,
LOC SunTrust Bank, VRDN (c)(d)	9,000	9,000
(Keys Printing Co. Proj.) 3.2%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	1,400	1,400
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.14%, LOC Wachovia Bank NA,
VRDN (c)(d)	1,100	1,100
Series 1997 B, 3.14%, LOC Wachovia Bank NA,
VRDN (c)(d)	1,800	1,800
Series C, 3.14%, LOC Wachovia Bank NA, VRDN (c)(d)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 3.1%, LOC SunTrust
Bank, VRDN (c)(d)	3,600	3,600
(Turnils North America Proj.) Series 1999, 3.05%, LOC
Wachovia Bank NA, VRDN (c)(d)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A,
3.05%, LOC Wachovia Bank NA, VRDN (c)(d)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 3.11%
(FSA Insured), VRDN (c)(d)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series
EGL 04 17, 3.08% (Liquidity Facility Citibank NA) (c)(e)	7,660	7,660
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN:
Series PT 2304, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	12,750	12,750
Series PT 2306, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,150	5,150
York County Poll. Cont. Rev. Bonds 3.05% tender 1/6/06, CP
mode	26,000	26,000
		272,113

Quarterly Report 56

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
South Dakota 0.4%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series Clipper 05 9, 3.24% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(d)(e)	$15,175	$15,175
Series LB 05 L18, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	11,860	11,860
(Harmony Heights Proj.) Series 2001, 3.15%, LOC Fannie
Mae, VRDN (c)(d)	6,500	6,500
Series 2005 G, 3.02% (Liquidity Facility DEPFA BANK PLC),
VRDN (c)(d)	8,300	8,300
3.08% (Liquidity Facility Landesbank Hessen-Thuringen),
VRDN (c)(d)	10,000	10,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating
VRDN:
Series MT 104, 3.09% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(e)	8,180	8,180
Series PT 888, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,370	2,370
Series PT 889, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	440	440
Series PT 907, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	1,780	1,780
Series PT 957, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	1,130	1,130
		65,735

Tennessee – 1.7%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int’l.,
Inc. Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	4,500	4,500
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.18%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(d)	1,300	1,300
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel
Corp. Proj.) Series 1995, 3.1%, LOC Bank of America NA,
VRDN (c)(d)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN
Series PT 922, 3.11% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(e)	23,000	23,000
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC
II R454, 3.08% (Liquidity Facility Citibank NA) (c)(e)	10,295	10,295
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.13%,
LOC Wachovia Bank NA, VRDN (c)(d)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev.
(Kimberly Clark Corp. Proj.) 3.05%, VRDN (c)(d)	11,600	11,600

57		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Tennessee – continued
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities
Rev. (Bowater, Inc. Proj.) Series 1999, 3.1%, LOC Wachovia
Bank NA, VRDN (c)(d)	$20,000	$20,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series Putters 377, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	14,000	14,000
Series Putters 378, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	17,865	17,865
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating
VRDN:
Series Merlots 00 C, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	22,000	22,000
Series PT 706, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,525	5,525
Series PT 718, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl.
Facilities Board Rev. 2.85% 3/3/06, CP	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev.
3.05%, LOC SunTrust Bank, VRDN (c)(d)	10,400	10,400
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive
Prod. Proj.) 3.15%, LOC Landesbank Baden-Wuert,
VRDN (c)(d)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless
Proj.) 3.1%, LOC Lasalle Bank NA, VRDN (c)(d)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.11%
(AMBAC Insured), VRDN (c)(d)	16,870	16,870
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	16,045	16,045
Series EGL 01 4202, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing
Proj.) 3.1%, LOC SunTrust Bank, VRDN (c)(d)	1,000	1,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.17% (Liquidity Facility Bank of America
NA) (c)(d)(e)	3,050	3,050
Series FRRI 02 L13, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	5,390	5,390
Series LB L32J, 3.19% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	4,400	4,400
Series Merlots 05 C3, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	5,905	5,905

Quarterly Report 58

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Tennessee – continued
Tennessee School Board Auth. Participating VRDN Series PT
3025, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$9,685	$9,685
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas
Group LLC Proj.) Series 2001, 3.05%, LOC Bank of America
NA, VRDN (c)(d)	5,000	5,000
		271,375

Texas 15.6%
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01
4302, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(e)	9,300	9,300
Austin Independent School District Variable Rate TRAN 3.14%
8/31/06 (c)(f)	22,960	22,960
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.12% (Liquidity Facility
Bank of America NA) (c)(e)	6,750	6,750
Series A, 3.13% 3/9/06, LOC JPMorgan Chase Bank, LOC
State Street Bank & Trust Co., Boston, CP	59,533	59,533
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	10,195	10,195
Series Merlots 01 A63, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	6,415	6,415
Series Merlots 02 A1, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,060	2,060
Series ROC II R6029, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	4,985	4,985
Series ROC II R7014, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	6,365	6,365
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 3.13%, LOC JPMorgan
Chase Bank, VRDN (c)	3,300	3,300
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 3.12%, LOC Wachovia Bank NA,
VRDN (c)(d)	6,750	6,750
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN Series SG B55, 3.08% (Liquidity
Facility Societe Generale) (c)(e)	26,000	26,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.):
3.04%, LOC Wachovia Bank NA, VRDN (c)(d)	35,500	35,500
3.04%, LOC Wachovia Bank NA, VRDN (c)(d)	22,200	22,200

59		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Brazos River Auth. Poll. Cont. Rev.: – continued
(Texas Utils. Energy Co. Proj.) Series A, 3.05%, LOC
Wachovia Bank NA, VRDN (c)(d)	$10,000	$10,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev.:
(Dow Chemical Co. Proj.) Series A2, 3.17%, VRDN (c)(d)	9,500	9,500
(Merey Sweeny LP Proj.) Series 2000 A, 3.06%, LOC
JPMorgan Chase Bank, VRDN (c)(d)	3,600	3,600
Brazosport Independent School District Participating VRDN
Series PT 2315, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,350	5,350
Brownsville Gen. Oblig. Participating VRDN Series Putters
1038, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	6,730	6,730
Brownsville Independent School District Participating VRDN
Series Putters 1059, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	6,780	6,780
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1997, 3.1%, LOC HSBC Bank USA, VRDN (c)(d)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN:
Series Putters 1132, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	11,985	11,985
Series ROC II R4074, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	10,415	10,415
Burleson Gen. Oblig. Participating VRDN Series PT 2545,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,600	6,600
Calhoun County Navigation District Envir. Facilities Rev.
(Formosa Plastics Corp. Proj.) 3.1%, LOC Wachovia Bank
NA, VRDN (c)(d)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa
Plastics Corp., Texas Proj.) 3.1%, LOC Wachovia Bank NA,
VRDN (c)(d)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics
Corp. Proj.) Series 2000, 3.1%, LOC Bank of America NA,
VRDN (c)(d)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics
Corp. Proj.):
Series 2000, 3.1%, LOC Wachovia Bank NA, VRDN (c)(d) .	22,100	22,100
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	22,100	22,100
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls
Vistas Apts. Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	3,000	3,000
Corpus Christi Util. Sys. Rev. Series 2004 B:
2.85% 1/17/06, CP	24,500	24,500

Quarterly Report

60

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Corpus Christi Util. Sys. Rev. Series 2004 B: – continued
2.85% 1/17/06, CP	$21,800	$21,800
Crowley Independent School District Participating VRDN Series
PT 3041, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	12,375	12,375
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 3.11%, tender 12/7/05 (Liquidity
Facility ABN AMRO Bank NV) (c)(e)	9,940	9,940
Participating VRDN:
Series Merlots C16, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	4,990	4,990
Series PT 1649, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	990	990
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series PA 1195, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	5,265	5,265
3% 12/2/05 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas County Util. & Reclamation District Rev. Participating
VRDN Series PA 1136R, 3.08% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(e)	6,575	6,575
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series EGL 03 20, 3.12% (Liquidity Facility Citibank NA,
New York) (c)(d)(e)	16,800	16,800
Series FRRI 02 L29J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	12,735	12,735
Series Merlots 00 II, 3.07% (Liquidity Facility Wachovia Bank
NA) (c)(d)(e)	11,695	11,695
Series Merlots 02 A13, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	4,550	4,550
Series PT 2156, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	2,620	2,620
Series PT 2318, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	5,610	5,610
Series PT 682, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	9,005	9,005
Series Putters 1019, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	2,035	2,035
Series Putters 201, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	18,245	18,245
Series Putters 202, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	23,220	23,220
Series Putters 350, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	7,140	7,140

61		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN: -
continued
Series Putters 353, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	$7,220	$7,220
Series Putters 354, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	5,000	5,000
Series Putters 355, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	7,995	7,995
Series Putters 778, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	4,015	4,015
Series RF 03 4, 3.19% (Liquidity Facility Bank of New York,
New York) (c)(d)(e)	17,270	17,270
3.12% (Liquidity Facility Citibank NA) (c)(d)(e)	3,000	3,000
Dallas Fort Worth Reg’l. Arpt. Rev. Participating VRDN Series
EGL 95 4301 Class A, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(e)	24,435	24,435
Dallas Gen. Oblig. Participating VRDN Series Putters 598,
3.08% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,885	5,885
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	19,060	19,060
Series PT 2181, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	3,645	3,645
Denton County Gen. Oblig. Participating VRDN Series PT
2983, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,940	6,940
Dripping Springs Independent School District Participating
VRDN Series PT 3107, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(e)	9,095	9,095
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal
Blanchers LLC Proj.) 3.16%, LOC Harris NA, VRDN (c)(d)	4,200	4,200
Eagle Mountain & Saginaw Independent School District
Participating VRDN Series SGA 03 141, 3.03% (Liquidity
Facility Societe Generale) (c)(e)	6,000	6,000
Ector County Independent School District Participating VRDN
Series EGL 02 4301, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	4,120	4,120
Edinburg Consolidated Independent School District
Participating VRDN Series Putters 1027, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(e)	11,730	11,730
Fort Bend County Hsg. Fin. Corp. Single Family Rev.
Participating VRDN Series FRRI 02 L14, 3.14% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	2,460	2,460

Quarterly Report 62

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Frenship Independent School District Participating VRDN Series
PT 3036, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$5,990	$5,990
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.08%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	16,085	16,085
Frisco Independent School District Participating VRDN Series
DB 157, 3.08% (Liquidity Facility Deutsche Bank AG) (c)(e) .	7,300	7,300
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.15%,
LOC JPMorgan Chase Bank, VRDN (c)(d)	1,500	1,500
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primerose at
Crist Apts. Proj.) 3.15%, LOC Wachovia Bank NA,
VRDN (c)(d)	6,900	6,900
Garland Independent School District Participating VRDN Series
ROC II R2213, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(e)	5,360	5,360
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc.
Proj.) Series 1996, 3.26%, LOC SunTrust Bank, VRDN (c)(d)	4,075	4,075
Granbury Independent School District Participating VRDN
Series PT 3080, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,665	7,665
Grapevine Gen. Oblig. Participating VRDN:
Series PT 3055, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,305	5,305
Series PT 3056, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,060	7,060
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds
Series 1993 B, 2.95%, tender 6/1/06, LOC State Street
Bank & Trust Co., Boston (b)(c)(d)	15,000	15,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.)
Series 1997, 3.08%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	3,280	3,280
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1999, 3.06%, LOC BNP
Paribas SA, VRDN (c)(d)	17,300	17,300
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo
Petroleum Corp. Proj.) 3.06%, LOC Royal Bank of Scotland
Plc, VRDN (c)(d)	50,000	50,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
3.08% (Air Products & Chemicals, Inc. Guaranteed),
VRDN (c)(d)	15,000	15,000
3.08% (Air Products & Chemicals, Inc. Guaranteed),
VRDN (c)(d)	12,700	12,700
(BP Prods. North America, Inc. Proj.):
3.06%, VRDN (c)(d)	5,750	5,750

63		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.: – continued
(BP Prods. North America, Inc. Proj.):
3.06%, VRDN (c)(d)	$12,500	$12,500
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 3.1%, LOC JPMorgan Chase
Bank, VRDN (c)(d)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs Texas Die
Casting Proj.) 3.35%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)(d)	5,150	5,150
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston
Music Hall-Hobby Ctr. Proj.) Series 1999, 3.13%, LOC
JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	20,600	20,600
Series PT 1623, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,980	5,980
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 3.09%, LOC Citibank NA,
VRDN (c)(d)	6,800	6,800
(Louetta Village Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.12%, LOC Fannie
Mae, VRDN (c)(d)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.08%, LOC Gen.
Elec. Cap. Corp., VRDN (c)(d)	11,110	11,110
(Wellington Park Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	5,500	5,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	4,675	4,675
Series MSTC 00 98, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	19,965	19,965
Series PT 1468, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	10,200	10,200
Series ROC II R40, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	10,125	10,125
Series ROC II R41, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	12,825	12,825
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 1008 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	10,000	10,000

Quarterly Report 64

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Houston Gen. Oblig. Participating VRDN: – continued
Series PT 2974, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$7,470	$7,470
Series TOC 05 KK, 3.08% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	5,700	5,700
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.09%, LOC Citibank NA,
VRDN (c)(d)	5,000	5,000
(Little Nell Apts. Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	13,700	13,700
(Mayfair Park Apts. Proj.) 3.12%, LOC Fannie Mae,
VRDN (c)(d)	3,000	3,000
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (c)	31,200	31,200
Participating VRDN:
Series MT 83, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(e)	6,745	6,745
Series PT 3161, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,070	8,070
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.)
Series 2003 A, 3.15%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	4,860	4,860
Houston Util. Sys. Rev. Participating VRDN:
ROC II R 4063, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(e)	9,970	9,970
Series DB 108, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(e)	7,300	7,300
Series IXIS 05 23, 3.08% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	10,875	10,875
Series PT 3197, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	15,235	15,235
Series TOC 04 A, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	21,830	21,830
Series Merlots C20, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(e)	5	5
Series SGB 24, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.)
3.06%, VRDN (c)(d)	6,300	6,300

65		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Participating VRDN Series PT
1598, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$5,640	$5,640
Lancaster Independent School District Participating VRDN
Series PA 1264, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,500	7,500
Laredo Int’l. Toll Bridge Rev. Participating VRDN Series PT
3106, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,875	6,875
Leander Independent School District Participating VRDN Series
Piper 2005 C, 3.14% (Liquidity Facility Bank of New York,
New York) (c)(e)	8,840	8,840
Lehman Brothers Pooled Muni. Trust Receipts Participating
VRDN Series LB 05 L16, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	22,814	22,814
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	6,000	6,000
Series PT 2004, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,755	5,755
Series PT 2270, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	16,175	16,175
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities
Rev. (Onyx Envir. Svcs. Proj.) 3.1%, LOC Fleet Nat’l. Bank,
VRDN (c)(d)	3,400	3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II
R4532, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)	5,150	5,150
McAllen Independent School District Participating VRDN:
Series SGB 61, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	13,600	13,600
Series PT 3082, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	11,860	11,860
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series
Putters 1064, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	5,920	5,920
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int’l. Corp. Proj.)
3.25%, LOC Bank of America NA, VRDN (c)(d)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT
2339, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,905	6,905
Nacogdoches County Hosp. District Sales Tax Rev.
Participating VRDN Series Merlots 01 A59, 3.02% (Liquidity
Facility Wachovia Bank NA) (c)(e)	5,100	5,100

Quarterly Report

66

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
North East Texas Independent School District Participating
VRDN:
Series Putters 393, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	$6,840	$6,840
Series SG 143, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	13,000	13,000
North Harris Montgomery Cmnty. College District Rev.
Participating VRDN Series Putters 1091, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(e)	6,040	6,040
North Texas Higher Ed. Auth. Student Ln. Rev. Series 1991 C,
3.03% (AMBAC Insured), VRDN (c)(d)	8,000	8,000
Northside Independent School District Participating VRDN
Series PT 2254, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,370	5,370
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01
4307, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(e)	9,500	9,500
Pasadena Gen. Oblig. Participating VRDN Series Putters
1037, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	5,550	5,550
Pearland Gen. Oblig. Participating VRDN Series PT 2364,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,765	5,765
Plano Independent School District:
Bonds 2.85%, tender 1/26/06 (Permanent School Fund of
Texas Guaranteed) (c)	16,115	16,115
Participating VRDN Series ROC II R2106, 3.08% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	6,485	6,485
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp.
Proj.) 3.13%, LOC JPMorgan Chase Bank, VRDN (c)	6,250	6,250
Port Arthur Navigation District Indl. Dev. Corp. Exempt
Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.09%
(Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(d)	8,300	8,300
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1998, 3.06%, LOC JPMorgan
Chase Bank, VRDN (c)(d)	19,200	19,200
Port of Port Arthur Navigation District Envir. Facilities Rev.
(Motiva Enterprises LLC Proj.) 3.1%, VRDN (c)(d)	50,630	50,630
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	3,500	3,500
Round Rock Independent School District Participating VRDN
Series EGL 050064, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	11,000	11,000

67 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	$4,995	$4,995
Series MT 29, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)(e)	17,465	17,465
Series PT 2796, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	6,015	6,015
Series PT 924, 3.12% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(d)(e)	5,000	5,000
Series Putters 888, 3.11% (Liquidity Facility JPMorgan Chase
& Co.) (c)(d)(e)	6,360	6,360
Series Stars 107, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	4,310	4,310
Series Stars 134, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	4,865	4,865
San Antonio Elec. & Gas Systems Rev. Participating VRDN:
Series PT 2649, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	13,075	13,075
Series Putters 1121, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	6,830	6,830
Series Putters 771, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	8,140	8,140
Series SG 105, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	9,500	9,500
San Antonio Gen. Oblig. Participating VRDN Series ROC II
R7519, 3.08% (Liquidity Facility Citibank NA) (c)(e)	5,155	5,155
San Antonio Independent School District Bonds Series AAB 01
28, 3.11%, tender 12/7/05 (Liquidity Facility ABN-AMRO
Bank NV) (c)(e)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN
Steel Proj.) Series 1998, 3.15%, LOC Bank of America NA,
VRDN (c)(d)	3,300	3,300
San Antonio Muni. Drainage Util. Sys. Rev. Participating
VRDN Series Putters 811T, 3.08% (Liquidity Facility
JPMorgan Chase Bank) (c)(e)	14,325	14,325
San Antonio Wtr. Sys. Rev. Participating VRDN Series SG 02
159, 3.08% (Liquidity Facility Societe Generale) (c)(e)	22,500	22,500
San Marcos Consolidated Independent School District
Participating VRDN Series PT 2284, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	8,755	8,755
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood
Care Proj.) Series 1998, 3.13%, LOC JPMorgan Chase
Bank, VRDN (c)	9,325	9,325

Quarterly Report

68

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.)
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	$3,600	$3,600
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating
VRDN Series LB 04 L2, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	6,130	6,130
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev.
Participating VRDN Series LB 05 L4J, 3.14% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	10,515	10,515
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	9,790	9,790
Series LB 04 L16, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	4,930	4,930
Series LB 04 L79, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	9,905	9,905
Series ROC II R178, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	4,145	4,145
Series 2004 B, 3.03% (FSA Insured), VRDN (c)(d)	20,300	20,300
Series 2004 D, 3.1% (FSA Insured), VRDN (c)(d)	5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	4,000	4,000
(Chisholm Trail Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	6,000	6,000
(Lafayette Village Apts. Proj.) 3.15%, LOC Bank of America
NA, VRDN (c)(d)	7,000	7,000
(Pinnacle Apts. Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	7,500	7,500
(Post Oak East Apts. Proj.) Series A, 3.12%, LOC Fannie
Mae, VRDN (c)(d)	8,000	8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
2.8%, tender 12/1/05 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)	14,925	14,925
2.8%, tender 12/1/05 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)	3,110	3,110
2.8%, tender 12/1/05 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)	3,670	3,670
2.8%, tender 12/1/05 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)	5,565	5,565
2.8%, tender 12/1/05 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(d)	4,975	4,975
Participating VRDN:
Series FRRI 01 L41, 3.19% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	13,370	13,370

69		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Texas Gen. Oblig.: – continued
Series MACN 05 I, 3.08% (Liquidity Facility Bank of
America NA) (c)(e)	$4,695	$4,695
Series Merlots 00 QQ, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	22,050	22,050
Series MT 109, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(d)(e)	5,475	5,475
Series PA 1063, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	8,995	8,995
Series PA 631R, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	7,600	7,600
Series PA 975, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	7,495	7,495
Series PT 1191, 3.13% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	1,645	1,645
Series PT 3049, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,530	8,530
Series PT 524, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	5,635	5,635
Series Putters 935, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	3,990	3,990
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
3.03%, VRDN (c)(d)	8,915	8,915
3.03%, VRDN (c)(d)	11,650	11,650
Series A, 3.11% (Liquidity Facility State Street Bank & Trust
Co., Boston), VRDN (c)(d)	25,920	25,920
(Veterans Land Proj.) Series A, 3.03%, VRDN (c)(d)	30,525	30,525
Series IIB, 3.11% (Liquidity Facility State Street Bank & Trust
Co., Boston), VRDN (c)(d)	10,000	10,000
TRAN 4.5% 8/31/06	428,600	433,160
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02
6004, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(e)	12,650	12,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 66, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,550	5,550
Town Ctr. Impt. District Sales & Hotel Occupancy Tax
Participating VRDN Series PA 884R, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	5,000	5,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.)
3.12%, LOC Fannie Mae, VRDN (c)(d)	6,700	6,700

Quarterly Report 70

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	$17,175	$17,175
Univ. of Texas Univ. Revs. Participating VRDN Series Putters
584, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(e) .	5,000	5,000
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev.
(Uvalde Ranch Apts. Proj.) 3.15%, LOC Bank of America
NA, VRDN (c)(d)	6,650	6,650
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,530	5,530
Ysleta Independent School District Participating VRDN Series
Putters 1039, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	8,900	8,900
		2,570,397

Utah 0.3%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev.
Participating VRDN Series ROC II R2202, 3.08% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	8,550	8,550
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN
Series EGL 96 C4402 Class A, 3.08% (Liquidity Facility
Citibank NA, New York) (c)(e)	4,170	4,170
Salt Lake County Hosp. Rev. Participating VRDN Series PT
877, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997,
3.12%, LOC Key Bank NA, VRDN (c)(d)	370	370
Utah Bldg. Ownership Auth. Lease Rev. Participating VRDN
Series Putters 536, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	10,330	10,330
Utah Board of Regents Student Ln. Rev. Series 1996 Q, 3.03%
(AMBAC Insured), VRDN (c)(d)	7,900	7,900
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts.
Proj.) 3.12%, LOC Fannie Mae, VRDN (c)(d)	8,485	8,485
		49,795

Vermont – 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating
VRDN Series Merlots 00 B7, 3.02% (Liquidity Facility
Wachovia Bank NA) (c)(e)	10,220	10,220
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	2,760	2,760

71 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Vermont continued
Vermont Hsg. Fin. Agcy. Single Family: – continued
Series LB 04 L76, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(d)(e)	$5,600	$5,600
Series 17 A, 3.03% (FSA Insured), VRDN (c)(d)	7,330	7,330
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series
1990, 3.06%, LOC ABN AMRO Bank NV, VRDN (c)(d)	8,100	8,100
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ,
3.03% (AMBAC Insured), VRDN (c)(d)	30,000	30,000
		64,010

Virginia – 1.2%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev.
(Fairfield Village Square Proj.) Series A, 3.12%, LOC Fannie
Mae, VRDN (c)(d)	17,000	17,000
Arlington Co. Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of
Ballston Apartments) 3.06%, LOC Rbc Centura Bank Rocky,
VRDN (c)(d)	14,000	14,000
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia
Forge Co. Proj.) Series 1996, 3.16%, LOC Harris NA,
VRDN (c)(d)	1,165	1,165
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.1%, LOC JPMorgan
Chase Bank, VRDN (c)(d)	4,500	4,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	11,000	11,000
Series PT 886, 3.13% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(e)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop
Sand & Gravel, Inc. Proj.) Series 2000, 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	3,800	3,800
Frederick County Indl. Dev. Auth. Rev. (Nat’l. Wildlife
Federation Proj.) Series 1996, 3.1%, LOC Bank of America
NA, VRDN (c)(d)	6,810	6,810
Halifax County Indl. Dev. Auth. Exempt Facilities Rev.
Participating VRDN Series PA 1104, 3.11% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(d)(e)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1992, 3.13% tender 3/8/06,
CP mode (d)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of
Virginia Landfills, Inc. Proj.) Series 2000, 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	10,000	10,000

Quarterly Report

72

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Virginia – continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
2.89% tender 12/1/05, CP mode	$2,400	$2,400
2.95% tender 12/20/05, CP mode	3,400	3,400
Series 1987:
3.1% tender 3/9/06, CP mode	13,100	13,100
3.13% tender 3/8/06, CP mode	1,700	1,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating
VRDN Series ROC II R322, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	13,475	13,475
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility
Rev. (Metropolitan Machine Corp. Proj.) 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	6,600	6,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.)
3.15%, LOC Wachovia Bank NA, VRDN (c)(d)	4,210	4,210
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev.
(Ocean Marine LLC Proj.) Series 2001 B, 3.15%, LOC
Wachovia Bank NA, VRDN (c)(d)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility
Rev. (Ocean Marine LLC Proj.) Series A, 3.1%, LOC
Wachovia Bank NA, VRDN (c)(d)	6,300	6,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.) 3.08% tender 3/8/06, CP
mode	9,800	9,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp.
Proj.) Series 2000, 3.1%, LOC Wachovia Bank NA,
VRDN (c)(d)	8,010	8,010
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic
Waste Disp. Proj.) 3.13%, LOC JPMorgan Chase Bank,
VRDN (c)(d)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03
30, 3.08% (Liquidity Facility Citibank NA, New York) (c)(e) .	3,300	3,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series Putters 1153, 3.08% (Liquidity Facility
JPMorgan Chase Bank) (c)(e)	1,960	1,960
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN:
Series EGL 99 4601, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	7,000	7,000

73 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Virginia – continued
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN: – continued
Series MS 01 727, 3.07% (Liquidity Facility Morgan
Stanley) (c)(e)	$6,000	$6,000
Virginia Port Auth. Commonwealth Port Rev. Participating
VRDN Series DB 138, 3.11% (Liquidity Facility Deutsche
Bank AG) (c)(d)(e)	7,285	7,285
		204,660

Washington 4.5%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011
Class A, 3.08% (Liquidity Facility Citibank NA) (c)(e)	6,050	6,050
Central Puget Sound Reg’l. Trans. Auth. Sales & Use Tax Rev.
Participating VRDN Series Putters 755, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(e)	2,235	2,235
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	14,955	14,955
Series Merlots 01 B1, 3.07% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	6,990	6,990
Series PA 1047, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	8,995	8,995
Series PT 950, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,995	4,995
Clark County Pub. Util. District #1 Elec. Rev. Participating
VRDN Series Merlots 02 A3, 3.02% (Liquidity Facility
Wachovia Bank NA) (c)(e)	4,480	4,480
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev.
Participating VRDN:
Series PT 3062, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(d)(e)	6,360	6,360
Series PT 3063, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,795	2,795
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,280	5,280
Series PT 2960, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	34,105	34,105
Series Putters 242, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,100	2,100
Series Putters 256, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,800	2,800
Series ROC II R152, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	4,465	4,465

Quarterly Report 74

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.05%,
VRDN (c)(d)	$3,200	$3,200
Goat Hill Properties Lease Rev. Participating VRDN:
Series Putters 705, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	1,560	1,560
Series Putters 957, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	7,365	7,365
Grant County Pub. Util. District #2 Elec. Rev. Participating
VRDN Series PT 780, 3.08% (Liquidity Facility Lloyds TSB
Bank PLC) (c)(e)	7,000	7,000
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.
Participating VRDN Series MT 69, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(d)(e)	5,025	5,025
King County Gen. Oblig. Participating VRDN:
Series DB-174, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(e)	8,000	8,000
Series Putters 1181, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	8,470	8,470
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.1%,
LOC Bank of America NA, VRDN (c)(d)	5,785	5,785
King County Rural Library District Participating VRDN:
Series PT 3053, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	17,920	17,920
Series Putters 1009, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,940	5,940
King County School District #401 Highline Pub. Schools
Participating VRDN Series ROC II R4561, 3.08% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,275	5,275
King County School District #408 Auburn Participating VRDN
Series PT 3090, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,335	6,335
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(e)	6,300	6,300
Series PA 1179, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,480	8,480
Series PT 796, 3.08% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(e)	9,030	9,030
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 3.15%,
LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(d)	2,990	2,990
Pierce County School District #403 Bethel Participating VRDN
Series PT 1647, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	11,200	11,200

75 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Gen. Oblig. Participating VRDN Series Stars
128, 3.12% (Liquidity Facility BNP Paribas SA) (c)(d)(e)	$9,465	$9,465
Port of Seattle Passenger Facilities Charge Rev. Participating
VRDN Series MT 110, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	4,995	4,995
Series PT 3044, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	13,445	13,445
Series PT 654, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,725	3,725
Series PT 728, 3.12% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	4,430	4,430
Series ROC II R362, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	9,675	9,675
Series ROC II R7015, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	3,990	3,990
Series 1997, 3.14%, LOC Bank of New York, New York,
VRDN (c)(d)	101,830	101,830
Port of Tacoma Rev. Participating VRDN Series Floaters 05 12,
3.13% (Liquidity Facility BNP Paribas SA) (c)(d)(e)	5,765	5,765
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	17,970	17,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,490	8,490
Series PT 2241, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,610	6,610
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.11%, LOC
Key Bank NA, VRDN (c)(d)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 3.45% tender 10/26/06, LOC
JPMorgan Chase Bank, CP mode	4,500	4,500
Participating VRDN:
Series Merlots 01 A56, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	18,455	18,455
Series PT 2495, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,280	8,280
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90,
3.03% (Liquidity Facility Societe Generale) (c)(e)	15,815	15,815

Quarterly Report

76

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Snohomish County Pub. Util. District #1 Elec. Rev. Participating
VRDN Series ROC II R6055, 3.08% (Liquidity Facility
Citibank NA) (c)(e)	$7,440	$7,440
Thurston Co. School District #111 Participating VRDN Series
Putters 1108, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	8,770	8,770
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN
Series FRRI 02 B, 3.19% (Liquidity Facility Bank of New York,
New York) (c)(e)	2,727	2,727
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village
Proj.) 3.15%, LOC Bank of America NA, VRDN (c)(d)	1,500	1,500
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.)
Series 1997 A, 3.1%, LOC ABN AMRO Bank NV,
VRDN (c)(d)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series D:
3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	8,000	8,000
3.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	9,000	9,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,600	5,600
Series EGL 00 4705, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	16,300	16,300
Series EGL 7050032, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	5,175	5,175
Series EGL 7050037, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	6,000	6,000
Series EGL 7050067, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	11,000	11,000
Series EGL 98 4702, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(e)	12,200	12,200
Series MSTC 9048, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	9,990	9,990
Series Piper 05 B, 3.14% (Liquidity Facility Bank of New
York, New York) (c)(e)	8,745	8,745
Series PT 1856, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,535	5,535
Series PT 2093, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,865	2,865
Series Putters 1141, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	2,175	2,175
Series Putters 514, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	14,780	14,780

77 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN: – continued
Series Putters 746, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	$2,995	$2,995
Series Putters 747, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	5,945	5,945
Series RF 05 1, 3.12% (Liquidity Facility Bank of New York,
New York) (c)(e)	10,710	10,710
Series SGA 35, 3.03% (Liquidity Facility Societe
Generale) (c)(e)	12,500	12,500
Series SGB 09, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	9,100	9,100
Series SGB 11, 3.08% (Liquidity Facility Societe
Generale) (c)(e)	6,200	6,200
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	4,595	4,595
Series LB 05 L17, 3.19% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(d)(e)	6,505	6,505
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.15%, LOC
Wells Fargo Bank Nat’l. Assn, VRDN (c)(d)	3,525	3,525
(Fairwinds Redmond Proj.) Series A, 3.15%, LOC Bank of
America NA, VRDN (c)(d)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.15%,
LOC Bank of America NA, VRDN (c)(d)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.15%,
LOC Bank of America NA, VRDN (c)(d)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.15%, LOC Bank of
America NA, VRDN (c)(d)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.12%, LOC Fannie Mae,
VRDN (c)(d)	4,100	4,100
(The Lodge at Eagle Ridge Proj.) Series A, 3.15%, LOC Bank
of America NA, VRDN (c)(d)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A,
3.12%, LOC Fannie Mae, VRDN (c)(d)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A,
3.12%, LOC Fannie Mae, VRDN (c)(d)	8,225	8,225
		744,707

West Virginia – 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co.
Proj.) Series 1986, 3.15% tender 3/9/06, CP mode (d)	7,400	7,400

Quarterly Report

78

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
West Virginia – continued
Harrison County Commission Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 3.13%, LOC Wachovia Bank
NA, VRDN (c)(d)	$8,420	$8,420
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.):
Series 1990 B, 3.05%, LOC Deutsche Bank AG, VRDN (c)(d)	5,355	5,355
Series 1990 D, 3.05%, LOC Deutsche Bank AG, VRDN (c)(d) .	12,800	12,800
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.)
Series 1999, 3.34%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (c)(d)	4,470	4,470
Wood County Commission Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 3.13%, LOC Wachovia Bank
NA, VRDN (c)(d)	6,580	6,580
		45,025

Wisconsin – 1.2%
Northland Pines School District Participating VRDN Series PT
2257, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	10,615	10,615
Pewuakee School District Participating VRDN Series PT 3012,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,335	3,335
Platteville Indl. Dev. Rev. (Woodward Communications Proj.)
3.16%, LOC Harris NA, VRDN (c)(d)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.1% (XL Cap. Assurance, Inc.
Insured), VRDN (c)	9,850	9,850
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc.
Proj.) Series 1995, 3.16%, LOC Harris NA, VRDN (c)(d)	3,000	3,000
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series
1994, 3.26%, LOC Harris NA, VRDN (c)(d)	1,040	1,040
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series
1996, 3.26%, LOC JPMorgan Chase Bank, VRDN (c)(d)	1,555	1,555
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.15%, LOC
U.S. Bank NA, Minnesota, VRDN (c)(d)	1,425	1,425
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series
1996, 3.07%, LOC Wells Fargo Bank NA, San Francisco,
VRDN (c)(d)	1,800	1,800
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.26%, LOC
JPMorgan Chase Bank, VRDN (c)(d)	1,275	1,275
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN
Series Merlots 00 RR, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(e)	5,830	5,830
Wilmot Union High School District Participating VRDN Series
PT 2258, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,610	9,610

79		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645,
3.07% (Liquidity Facility Morgan Stanley) (c)(e)	$3,785	$3,785
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 3.12% (Liquidity Facility
Citibank NA, New York) (c)(d)(e)	1,250	1,250
Series Putters 531, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	8,470	8,470
Wisconsin Health & Edl. Facilities Auth. Rev. Participating
VRDN:
Series PA 970, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	3,000	3,000
Series PT 761, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	20,000	20,000
Series PT 873, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(e)	10,765	10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.13% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	7,380	7,380
Series PT 445, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,225	3,225
Series ROC II R397, 3.12% (Liquidity Facility Citibank
NA) (c)(d)(e)	3,830	3,830
Series 2003 B, 3.03% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (c)(d)	29,300	29,300
Series 2004 E, 3.03% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(d)	17,700	17,700
Series E, 3.03% (Liquidity Facility Fed. Home Ln. Bank -
Chicago), VRDN (c)(d)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.03% (MBIA Insured), VRDN (c)(d)	7,115	7,115
Series 2002 B, 3.03% (MBIA Insured), VRDN (c)(d)	3,005	3,005
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev.
Participating VRDN Series MT 106, 3.13% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(d)(e)	11,570	11,570
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev.,
Participating VRDN Series Putters 1150, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(e)	6,000	6,000
Wisconsin Trans. Rev. Participating VRDN Series ROC II
R7000, 3.08% (Liquidity Facility Citibank NA) (c)(e)	5,990	5,990
		205,010

Quarterly Report

80

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Wyoming – 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 833R, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	$6,155	$6,155
Series PT 01 359, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	5,970	5,970
		12,125

	Shares
Other – 9.1%
Fidelity Municipal Cash Central Fund, 3.08% (a)(g)	1,503,591,100	1,503,591

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $16,059,702)		16,059,702

NET OTHER ASSETS – 2.4%		395,029
NET ASSETS 100%		$16,454,731

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

81 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $15,000,000 or
0.1% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to
$108,980,000 or 0.7% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Allegheny County
Hosp. Dev. Auth. Rev.
Bonds Series PT 762,
2.85%, tender
6/15/06 (Liquidity
Facility Landesbank
Hessen Thuringen)	6/17/05	$35,075

Austin Independent
School District
Variable Rate TRAN
3.14% 8/31/06	11/17/05	$22,960
Houston County
Health Care Auth.
Rev. Bonds Series PT
880, 2.85%, tender
6/22/06 (Liquidity
Facility Merrill Lynch
& Co., Inc.)	6/21/05	$23,730
Louisiana Gen.
Oblig. Bonds Series
MT 158, 3.14%,
tender 9/28/06
(Liquidity Facility BNP
Paribas SA)	9/29/05	$22,915
Michigan Hosp. Fin.
Auth. Hosp. Rev.
Bonds Series PT 732,
2.95%, tender
7/20/06 (Liquidity
Facility Svenska
Handelsbanken AB)	1/30/03	$4,300

(g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Quarterly Report 82

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income Received
Fidelity Municipal Cash Central Fund	$11,900
Total	$11,900

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $16,059,702,000.

83 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

84

Quarterly Holdings Report for Fidelity® AMT Tax Free Money Fund

November 30, 2005

1.810720.101 SMM-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 95.3%
	Principal	Value
	Amount (000s)	(000s)
Alabama – 2.1%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 3.08% (Liquidity Facility
Svenska Handelsbanken AB) (c)(f)	$9,180	$9,180
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 3.09%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)	788	788
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.)
Series 1999 B, 3.08%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)	3,000	3,000
Huntsville Health Care Auth. Rev. Series 1998, 3.09%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)	5,505	5,505
Jefferson County Swr. Rev. Series 2002 C2, 3.07% (XL Cap.
Assurance, Inc. Insured), VRDN (c)	1,000	1,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 3.09%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)	13,800	13,800
Morgan County-Decatur Health Care Auth. Hosp. Rev.
Participating VRDN Series PT 947, 3.08% (Liquidity Facility
Landesbank Hessen-Thuringen) (c)(f)	27,455	27,455
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care
Family Mortgage Rev. (Capstone Village Proj.) Series C,
3.06%, LOC BNP Paribas SA, VRDN (c)	10,000	10,000
		70,728

Alaska – 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.14% (Liquidity Facility Bank of America
NA) (c)(f)	6,750	6,750
Series DB 162, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(f)	10,000	10,000
Anchorage Gen. Oblig. Participating VRDN Series PT 2561,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,965	6,965
Anchorage Lease Rev. Participating VRDN Series PT 2657,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,070	9,070
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series
1994 B, 3%, tender 6/1/06 (c)	12,000	12,000
		44,785

Arizona – 2.6%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev.
Participating VRDN Series EGL 02 301, 3.08% (Liquidity
Facility Citibank NA, New York) (c)(f)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN Series RF 04 2, 3.12% (Liquidity Facility Bank of New
York, New York) (c)(f)	6,725	6,725

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Arizona – continued
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN Series MS 00 497, 3.07% (Liquidity
Facility Morgan Stanley) (c)(f)	$6,648	$6,648
Maricopa County Poll. Cont. Rev. Participating VRDN Series
ROC II R407, 3.08% (Liquidity Facility Citibank NA) (c)(f)	4,520	4,520
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,500	3,500
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN
Series EGL 03 28, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series EGL 7050056, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	7,900	7,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Participating VRDN:
Series ROC II R455, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	4,735	4,735
Series SG 03 160, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	44,500	44,500
		89,623

California – 0.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds
Subseries 2005 G14, 3.17%, tender 3/2/06 (FGIC
Insured) (c)	8,200	8,200
Colorado – 1.3%
Adams County Rev. (Adams Mental Health Foundation Prog.)
Series 1997, 3.25%, LOC JPMorgan Chase Bank, VRDN (c)	1,435	1,435
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District
Participating VRDN Series PT 2174, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	4,680	4,680
Colorado Dept. of Trans. Rev. Participating VRDN Series PT
1955, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,725	10,725
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 3.13%, LOC JPMorgan Chase Bank,
VRDN (c)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series
Merlots 97 Q, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(f)	3,160	3,160
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.1% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)	4,000	4,000

3 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Colorado – continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: – continued
Series MS 1064, 3.12% (Liquidity Facility Morgan
Stanley) (c)(f)	$5,510	$5,510
Series PZ 46, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,320	1,320
Reg’l. Trans. District Sales Tax Rev. Participating VRDN Series
MS 01 679, 3.07% (Liquidity Facility Morgan Stanley) (c)(f) .	3,930	3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation
3.15%, VRDN (c)	3,200	3,200
		42,460

District Of Columbia – 1.3%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series Merlots 01 A127, 3.02% (Liquidity Facility
Wachovia Bank NA) (c)(f)	15	15
Series Putters 214, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	4,995	4,995
TRAN 4% 9/29/06 (b)	29,800	29,963
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	5,980	5,980
(Defenders of Wildlife Proj.) 3.1%, LOC Bank of America
NA, VRDN (c)	2,500	2,500
		43,453

Florida – 5.5%
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 3.06%, LOC ABN AMRO
Bank NV, LOC Wachovia Bank NA, VRDN (c)	7,000	7,000
(Pier Club Apts. Proj.) 3.18%, LOC ABN AMRO Bank NV,
LOC Wachovia Bank NA, VRDN (c)	10,000	10,000
Broward County School Board Ctfs. of Prtn. Participating
VRDN Series DB 150, 3.07% (Liquidity Facility Deutsche
Bank AG) (c)(f)	11,730	11,730
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 7050031, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	3,500	3,500
Series MSDW 00 374, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	13,665	13,665
Series SGA 03 138, 3.02% (Liquidity Facility Societe
Generale) (c)(f)	4,100	4,100
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC
II R7013, 3.08% (Liquidity Facility Citibank NA) (c)(f)	3,415	3,415

Quarterly Report 4

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Florida – continued
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN:
Series Floaters 722, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	$7,100	$7,100
Series MS 01 634, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	16,370	16,370
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS
1128, 3.07% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06
(Liquidity Facility Wachovia Bank NA) (c)(f)(g)	19,200	19,200
Participating VRDN:
Series ROC II 1000, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	7,525	7,525
Series ROC II R4070, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	12,920	12,920
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
3.08% (Liquidity Facility Societe Generale) (c)(f)	1,920	1,920
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.) Series 1992 B, 3.02%, VRDN (c)	22,000	22,000
Miami-Dade County Cap. Asset Acquisition Participating
VRDN Series TOC 05 Z12, 3.12% (Liquidity Facility
Goldman Sachs Group, Inc.) (c)(f)	3,530	3,530
Orange County School Board Ctfs. of Prtn. Participating VRDN
Series ROC II R7501, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	4,170	4,170
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.
(Emerald Bay Club Apts. Proj.) 3.06%, LOC ABN AMRO
Bank NV, LOC Wachovia Bank NA, VRDN (c)	6,500	6,500
Polk County Util. Sys. Rev. Participating VRDN Series EGL
720050022, 3.08% (Liquidity Facility Citibank NA) (c)(f)	9,705	9,705
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.) Series 1984 S, 3.15% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed), VRDN (c)	3,075	3,075
Volusia County Health Facilities Auth. Rev. Participating VRDN
Series MT 151, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	9,700	9,700
Volusia County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 970, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	4,200	4,200
		186,325

5		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – 2.5%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)	$14,105	$14,105
Series SGA 145, 3.03% (Liquidity Facility Societe
Generale) (c)(f)	6,000	6,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating
VRDN Series Putters 580, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	3,285	3,285
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe
Proj.) Series 1996 A, 3.08%, LOC Southtrust Bank NA,
VRDN (c)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series
2000, 3.08%, LOC SunTrust Bank, VRDN (c)	16,400	16,400
Georgia Gen. Oblig. Participating VRDN Series MS 1034,
3.07% (Liquidity Facility Morgan Stanley) (c)(f)	2,358	2,358
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series
SG 40, 3.08% (Liquidity Facility Societe Generale) (c)(f)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN
Series PT 2019, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,010	5,010
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN
Series Floaters 01 675, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	5,900	5,900
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (c)	6,800	6,800
		85,173

Hawaii – 0.3%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 3.08%
(Liquidity Facility BNP Paribas SA) (c)(f)	5,900	5,900
Honolulu City & County Gen. Oblig. Participating VRDN
Series PT 2143, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,470	4,470
		10,370

Illinois – 14.2%
Champaign County Gen. Oblig. Participating VRDN Series
Putters 887, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	5,465	5,465
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.09% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	9,995	9,995
Series BA 96 BB, 3.14% (Liquidity Facility Bank of America
NA) (c)(f)	11,100	11,100

Quarterly Report 6

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago Board of Ed. Participating VRDN: – continued
Series Merlots 97 E, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(f)	$3,125	$3,125
Series MS 01 566, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	5,000	5,000
Series PT 2931, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	11,965	11,965
Series Putters 1137, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	3,465	3,465
Series Putters 199, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	10,610	10,610
Series SGA 98, 3.03% (Liquidity Facility Societe
Generale) (c)(f)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	2,715	2,715
Series PT 2357, 3.08% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	5,735	5,735
Series TOC 05 O, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	7,370	7,370
Series TOC 05 Z10, 3.12% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(f)	3,050	3,050
Chicago Midway Arpt. Rev. Participating VRDN Series Putters
229, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(f) .	5,680	5,680
Chicago Park District Participating VRDN Series Putters 521,
3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,690	5,690
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN
Series EGL 03 15, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	2,800	2,800
Chicago Sales Tax Rev. Participating VRDN Series DB 153,
3.08% (Liquidity Facility Deutsche Bank AG) (c)(f)	16,250	16,250
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series PT 2312, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,685	7,685
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	4,600	4,600
Series Merlots 97 V, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(f)	4,660	4,660
Series MS 01 560, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	12,000	12,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	16,850	16,850

7		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Cook County Gen. Oblig. Participating VRDN: – continued
Series PT 2574, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$5,380	$5,380
Series Putters 766, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	5,375	5,375
Hoffman Estates Tax Increment Rev. (Sears, Roebuck & Co.
Proj.) 3.09%, LOC Northern Trust Co., Chicago, VRDN (c)	11,600	11,600
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series PA 1166, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series
Merlots 97 U, 3.02% (Liquidity Facility Wachovia Bank
NA) (c)(f)	4,535	4,535
Illinois Fin. Auth. Rev. (Central DuPage Hosp. Proj.) Series
2004 C, 3.08%, VRDN (c)	24,700	24,700
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(f)	2,600	2,600
Series EGL 01 1307, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(f)	10,675	10,675
Series MS 1024, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	13,545	13,545
Series MS 98 143, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	13,560	13,560
Series PT 1975, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	4,070	4,070
Series Putters 133, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	19,430	19,430
Series Putters 568, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	6,310	6,310
Series Putters 605, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	1,895	1,895
Series Putters 660, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	1,495	1,495
TRAN 4.5% 3/30/06	23,500	23,607
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	6,375	6,375
Series PT 763, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	20,195	20,195
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.12% (Liquidity Facility Bank of America
NA) (c)(f)	7,045	7,045

Quarterly Report 8

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Reg’l. Trans. Auth. Participating VRDN: – continued
Series EGL 01 1306, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	$19,275	$19,275
Series Merlots 01 A73, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	4,920	4,920
Series Merlots 02 A24, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	9,940	9,940
Series MSTC 9044, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(f)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II
R4516, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	4,490	4,490
Kane & DuPage Counties Cmnty. Unit School District #303,
Saint Charles Participating VRDN Series Putters 824, 3.08%
(Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,780	3,780
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School
District #300 Carpentersville Participating VRDN Series EGL
00 1310, 3.08% (Liquidity Facility Citibank NA, New
York) (c)(f)	14,850	14,850
Lake County Adlai E. Stevenson High School District #125
Participating VRDN Series DB 176, 3.08% (Liquidity Facility
Deutsche Bank AG) (c)(f)	7,030	7,030
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	2,044	2,044
Maywood Gen. Oblig. Participating VRDN Series PT 2537,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,820	5,820
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series EGL 02 6001, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	5,400	5,400
Series EGL 2004 30, Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(f)	4,000	4,000
Series PZ 62, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	2,420	2,420
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series PT 2620, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,200	5,200
Series Putters 804, 3.08% (Liquidity Facility Dresdner Bank
AG) (c)(f)	5,160	5,160
Series SG 65, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	5,705	5,705

9 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Will County Cmnty. Unit School District #201 Participating
VRDN Series PZ 79, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	$11,085	$11,085
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.)
3.08%, LOC Lasalle Bank NA, VRDN (c)	6,000	6,000
		481,301

Indiana – 2.5%
Aurora School Bldg. Corp. Participating VRDN:
Series PT 2456, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,415	10,415
Series Putters 642, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	5,400	5,400
Boone County Hosp. Assoc. Lease Rev. Participating VRDN
Series Putters 908, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	6,120	6,120
Carmel School Bldg. Corp. Participating VRDN Series PT 02
1458, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,030	1,030
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN
Series PT 3103, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,005	6,005
Columbus Repair and Renovation School Bldg. Corp.
Participating VRDN Series Putters 1079, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(f)	5,795	5,795
Ctr. Grove School Bldg. Corp. Participating VRDN Series
Putters 727, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	2,470	2,470
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN
Series DB 139, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(f)	7,480	7,480
Franklin Township Independent School Bldg. Corp., Marion
County Participating VRDN Series PT 3019, 3.08% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(f)	5,615	5,615
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01
177, 3.03% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(f)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. Participating
VRDN Series MACN 05 F, 3.08% (Liquidity Facility Bank of
America NA) (c)(f)	5,000	5,000
Indianapolis Arpt. Auth. Rev. Participating VRDN Series
SGA 31, 3.03% (Liquidity Facility Societe Generale) (c)(f)	7,435	7,435

Quarterly Report 10

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Saint Joseph County Health Care Facilities (South Bend Med.
Foundation Prog.) Series 2000, 3.12%, LOC Nat’l. City
Bank, Indiana, VRDN (c)	$3,000	$3,000
Sunman-Dearborn High School Bldg. Corp. Participating
VRDN Series Putters 671, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	4,990	4,990
		84,105

Kansas 0.6%
Kansas Dev. Fin. Auth. Rev. Participating VRDN:
Series PT 3154, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,010	4,010
Series Putters 324, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	11,815	11,815
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series EGL 04 38, Class A, 3.08%
(Liquidity Facility Citibank NA) (c)(f)	4,735	4,735
		20,560

Kentucky 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg’l. Med.
Ctr. Proj.) Series 1998 A, 3.15%, LOC U.S. Bank NA,
Minnesota, VRDN (c)	4,370	4,370
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	4,150	4,150
		8,520

Louisiana – 1.2%
Louisiana Office Facilities Lease Rev. Participating VRDN
Series PT 2031, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,820	5,820
Louisiana Pub. Facilities Auth. Rev. Participating VRDN:
Series PT 2439, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,300	6,300
Series Putters 1025Z, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.1% tender
12/15/05, CP mode	11,300	11,300
(Dow Chemical Co. Proj.) Series 1994 B, 3.1%, VRDN (c)	10,000	10,000
		40,915

11		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series DB 107,
3.08% (Liquidity Facility Deutsche Bank AG) (c)(f)	$5,200	$5,200
Maryland 1.1%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 3.2% tender 12/15/05, LOC
Wachovia Bank NA, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series MT 160, 3.09% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy
Krieger Institute Proj.) Series D, 3.09%, LOC Manufacturers
& Traders Trust Co., VRDN (c)	5,329	5,329
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Bonds Series 2005 E, 4.5% 12/29/06 (b) .	17,000	17,195
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.12%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	3,400	3,400
		36,179

Massachusetts 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN Series EGL 720050007, 3.08% (Liquidity Facility
Citibank NA) (c)(f)	15,000	15,000
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 3.08% (Liquidity
Facility Citibank NA) (c)(f)	8,100	8,100
(Central Artery Proj.) Series B, 3%, VRDN (c)	10,000	10,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. Participating VRDN Series SGA 87, 3% (Liquidity
Facility Societe Generale) (c)(f)	10,000	10,000
		43,100

Michigan – 3.0%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
3.09%, LOC Northern Trust Co., Chicago, VRDN (c)	5,100	5,100
Detroit City School District Participating VRDN Series Putters
388, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(f) .	3,500	3,500
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
3.08% (Liquidity Facility Citibank NA, New York) (c)(f)	3,900	3,900
Grand Rapids Pub. Schools 3.06%, LOC Fifth Third Bank,
Cincinnati, VRDN (c)	1,400	1,400
Hudsonville Pub. Schools Participating VRDN Series Putters
897, 3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(f) .	5,755	5,755

Quarterly Report

12

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Michigan – continued
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A2, 3.16%, LOC Comerica Bank,
Detroit, VRDN (c)	$8,600	$8,600
Michigan Bldg. Auth. Rev. Participating VRDN Series
Stars 101, 3.07% (Liquidity Facility BNP Paribas SA) (c)(f)	5,865	5,865
Michigan Gen. Oblig.:
Bonds Series 2005 C, 3.15% tender 4/4/06 (Liquidity
Facility DEPFA BANK PLC), CP mode	3,200	3,200
Participating VRDN Series Putters 125, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(f)	8,225	8,225
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp.
Proj.) 3.06%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,220	3,220
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series ROC II R 339, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	4,900	4,900
Series Stars 141, 3.07% (Liquidity Facility BNP Paribas
SA) (c)(f)	3,970	3,970
RAN Series 2005 B2, 4% 8/18/06, LOC JPMorgan Chase
Bank	20,000	20,149
TAN Series 2005 B1, 4% 8/18/06	8,500	8,566
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home
Oblig. Group Proj.) 3.1%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (c)	8,940	8,940
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 3.07% (Liquidity
Facility Morgan Stanley) (c)(f)	5,000	5,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC
II R7521, 3.08% (Liquidity Facility Citibank NA) (c)(f)	2,660	2,660
		102,950

Minnesota 1.7%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	3,740	3,740
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.02%
(Liquidity Facility Wachovia Bank NA) (c)(f)	3,795	3,795
Minneapolis Rev. Bonds 3.05%, tender 4/14/06 (c)	13,115	13,115
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719,
3.07% (Liquidity Facility Morgan Stanley) (c)(f)	7,300	7,300

13 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Minnesota – continued
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	$10,760	$10,760
Univ. of Minnesota Series 1999 A, 3.09% (Liquidity Facility
Landesbank Hessen-Thuringen), VRDN (c)	18,390	18,390
		57,100

Mississippi – 0.7%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series
Putters 667, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	3,895	3,895
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	3,600	3,600
Series Putters 138, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	7,940	7,940
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.)
Series 2000 A, 3.07% (MBIA Insured), VRDN (c)	7,300	7,300
		22,735

Missouri – 0.1%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series PA 1049, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	5,110	5,110
Nebraska – 0.8%
Douglas County School District #1 Participating VRDN Series
ROC II R4058, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(f)	7,360	7,360
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.)
Series 2000 A, 3%, LOC Lasalle Bank NA, VRDN (c)	4,500	4,500
Nebraska Pub. Pwr. District Rev. Participating VRDN Series
EGL 04 14, 3.08% (Liquidity Facility Citibank NA) (c)(f)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA
1078, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701,
3.08% (Liquidity Facility Citibank NA, New York) (c)(f)	8,265	8,265
		28,320

Nevada 1.0%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3.11% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	19,505	19,505
Series ROC II R1035, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	2,975	2,975

Quarterly Report 14

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Nevada – continued
Clark County School District Participating VRDN Series PT
1721, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$5,540	$5,540
Nevada Gen. Oblig. Participating VRDN Series SGB 31,
3.08% (Liquidity Facility Societe Generale) (c)(f)	6,000	6,000
		34,020

New Hampshire – 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods
at Exeter Proj.) 3.03%, LOC Fleet Nat’l. Bank, VRDN (c)	3,090	3,090
New Jersey – 0.4%
New Jersey Gen. Oblig. Participating VRDN Series PT 2509,
3.07% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,840	11,840
New Jersey Trans. Trust Fund Auth. Participating VRDN Series
PA 958P, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,000	1,000
		12,840

New Mexico – 0.2%
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN
Series Putters 953, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	5,485	5,485
New York – 4.2%
Erie County Gen. Oblig. RAN 3.75% 7/13/06, LOC
JPMorgan Chase Bank	8,400	8,448
New York City Gen. Oblig. Participating VRDN:
Series PT 962, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	16,405	16,405
Series ROC II R251, 3.11% (Citigroup Global Markets
Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	8,000	8,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	10,000	10,000
Series EGL 04 27 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(f)	8,485	8,485
Series EGL 04 36 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(f)	6,500	6,500
Series 2003 7, 3.3% 1/6/06, CP	12,700	12,700
Series 5A, 3.18% 4/13/06 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900

15 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York Local Govt. Assistance Corp. Participating VRDN
Series SG 99, 3.07% (Liquidity Facility Societe
Generale) (c)(f)	$15,500	$15,500
New York State Urban Dev. Corp. Rev. Participating VRDN
Series EGL 03 57, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	9,880	9,880
Sales Tax Asset Receivables Corp. Participating VRDN Series
EGL 04 48 Class A, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	9,400	9,400
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	7,200	7,200
Series EGL 03 4, Class A, 3.08% (Liquidity Facility Citibank
NA, New York) (c)(f)	10,700	10,700
Series EGL 03 55, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	10,000	10,000
		142,118

New York & New Jersey – 0.2%
Port Auth. of New York & New Jersey Participating VRDN
Series EGL 03 59, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	7,870	7,870
Non State Specific 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
7, 3.16% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(f)	3,600	3,600
North Carolina – 1.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II
R4056, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	6,125	6,125
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating
VRDN Series EGL 7050060, 3.08% (Liquidity Facility
Citibank NA) (c)(f)	15,600	15,600
North Carolina Gen. Oblig. Participating VRDN Series PT
2206, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,960	7,960
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN
Series TOC 05 W, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	8,000	8,000
Wake County Gen. Oblig. 3.19% 5/12/06 (Liquidity Facility
Wachovia Bank NA), CP	6,150	6,150
		43,835

Quarterly Report

16

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Ohio – 1.6%
Cincinnati City School District Participating VRDN Series EGL
04 34, 3.08% (Liquidity Facility Citibank NA) (c)(f)	$6,000	$6,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126,
3.02% (Liquidity Facility Societe Generale) (c)(f)	10,685	10,685
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 3.12%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)	5,795	5,795
Montgomery County Health Care & Multi-family Hsg. Facilities
Rev. (Franciscan St. Leonard Proj.) 3.09%, LOC Fifth Third
Bank, Cincinnati, VRDN (c)	14,875	14,875
Ohio Gen. Oblig. Participating VRDN Series Putters 511,
3.08% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	6,860	6,860
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.)
Series 2004 B, 3.05%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)	455	455
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3%, LOC
JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati,
VRDN (c)	8,500	8,500
		53,170

Oregon – 1.0%
Clackamas County Hosp. Facility Auth. (Mary’s Woods at
Maryhurst, Inc. Proj.) 3.07%, LOC KBC Bank NV, VRDN (c) .	8,500	8,500
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	10,800	10,800
Series PT 2435, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,195	4,195
Umatilla County School District #8R Hermiston Participating
VRDN Series Putters 259, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J
Participating VRDN Series Putters 171, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(f)	5,410	5,410
		34,850

Pennsylvania – 1.6%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762,
2.85%, tender 6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	8,600	8,600
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.17%, VRDN (c)	8,600	8,600

17 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 3.09%, LOC Manufacturers & Traders Trust Co.,
VRDN (c)	$3,800	$3,800
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty.
Proj.) 3.08%, LOC Citizens Bank of Pennsylvania, VRDN (c) .	5,785	5,785
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes
Proj.) 3.04%, LOC Bank of New York, New York, VRDN (c) .	4,800	4,800
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber
Ctr. Proj.) 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (c) .	100	100
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00
110, 3% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(f)	1,000	1,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN Series Stars 124, 3.07% (Liquidity Facility BNP
Paribas SA) (c)(f)	5,100	5,100
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R4552, 3.07% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	5	5
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
SG 158, 3.07% (Liquidity Facility Societe Generale) (c)(f)	12,000	12,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 3.09%, LOC Manufacturers & Traders Trust
Co., VRDN (c)	5,300	5,300
		55,090

Rhode Island – 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating
VRDN Series PT 2253, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)	3,730	3,730
South Carolina – 2.6%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	3,000	3,000
Charleston Wtrwks. & Swr. Rev. Series A, 3.07% (Liquidity
Facility Bank of America NA), VRDN (c)	9,000	9,000
Chesterfield County School District Participating VRDN Series
PT 02 1453, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,430	6,430
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.11%, VRDN (c)	3,700	3,700
South Carolina Gen. Oblig. School Facilities Participating
VRDN Series MS 1078, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	4,398	4,398

Quarterly Report 18

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series
PT 1877, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$5,760	$5,760
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN:
Series PT 2305, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,830	7,830
Series PT 2306, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,320	10,320
Series PT 3184, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,365	5,365
Series PT 3186, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	8,285	8,285
Series Putters 316, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	2,475	2,475
Series Putters 590, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	2,645	2,645
Western Carolina Reg’l. Swr. Auth. Swr. Sys. Rev. Participating
VRDN Series Floaters 01 606, 3.07% (Liquidity Facility
Morgan Stanley) (c)(f)	6,550	6,550
York County Poll. Cont. Rev. Bonds 3.05% tender 1/6/06,
CP mode	5,700	5,700
York County School District #4 Participating VRDN Series TOC
04 F, 3.07% (Liquidity Facility Goldman Sachs Group,
Inc.) (c)(f)	5,870	5,870
		87,328

South Dakota 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating
VRDN Series Floaters PT 1406, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	6,190	6,190
Tennessee – 1.1%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	7,440	7,440
Elizabethton Health & Edl. Facilities Board Rev. Participating
VRDN Series PT 894, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)	4,995	4,995
Memphis Elec. Sys. Rev. Participating VRDN Series MS 976,
3.07% (Liquidity Facility Morgan Stanley) (c)(f)	10	10
Metropolitan Govt. Nashville & Davidson County District
Energy Sys. Rev. Participating VRDN Series ROC II R2072,
3.08% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(f)	2,110	2,110

19		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Tennessee – continued
Shelby County Gen. Oblig. Participating VRDN Series EGL 01
4201, 3.08% (Liquidity Facility Citibank NA, New York) (c)(f)	$10,640	$10,640
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3.07%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)	5,000	5,000
(Saint Mary’s Episcopal School Proj.) 3.34%, LOC First
Tennessee Bank NA, Memphis, VRDN (c)	6,080	6,080
		36,275

Texas 22.5%
Austin Cmnty. College District Rev. Participating VRDN Series
ROC II R2190, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(f)	5,860	5,860
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA
122, 3.03% (Liquidity Facility Societe Generale) (c)(f)	9,680	9,680
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.08%
(Liquidity Facility Deutsche Bank AG) (c)(f)	8,600	8,600
Austin Independent School District Variable Rate TRAN 3.14%
8/31/06 (c)(g)	5,200	5,200
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V,
3.12% (Liquidity Facility Bank of America NA) (c)(f)	4,250	4,250
Board of Regents of The Texas A&M Univ. Sys. Permanent
Univ. Fund Participating VRDN Series Putters 605, 3.08%
(Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,215	7,215
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series Putters 411, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	2,580	2,580
Series Putters 517, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	11,250	11,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 3.1%, VRDN (c)	8,400	8,400
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175,
3.08% (Liquidity Facility Deutsche Bank AG) (c)(f)	11,165	11,165
Carrollton-Farmers Branch Independent School District Bonds
Series 1996, 5.7% 2/15/14 (Pre-Refunded to 2/15/06
@ 100) (e)	3,855	3,877
Crowley Independent School District Participating VRDN Series
MS 1171, 3.07% (Liquidity Facility Morgan Stanley) (c)(f)	5,105	5,105
Cypress-Fairbanks Independent School District Participating
VRDN:
Series EGL 00 4304, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	5,000	5,000

Quarterly Report 20

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Cypress-Fairbanks Independent School District Participating
VRDN: – continued
Series PT 2512, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$1,295	$1,295
Series ROC II R4514, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	5,505	5,505
Dallas Gen. Oblig. Participating VRDN Series MSDW 98 93,
3.07% (Liquidity Facility Morgan Stanley) (c)(f)	7,510	7,510
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(f)	4,000	4,000
Series MS 1046, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	1,500	1,500
Series Putters 1003, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	1,970	1,970
Denton County Lewisville Independent School District
Participating VRDN Series Putters 701, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (c)(f)	4,000	4,000
Denton Independent School District Participating VRDN Series
SG 02 166, 3.08% (Liquidity Facility Societe Generale) (c)(f)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
3.03% (Liquidity Facility Societe Generale) (c)(f)	15,230	15,230
Duncanville Independent School District Participating VRDN
Series PT 3224, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,000	6,000
Edinburg Consolidated Independent School District
Participating VRDN Series SGA 106, 3.03% (Liquidity
Facility Societe Generale) (c)(f)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843,
3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,145	3,145
Fort Bend County Gen. Oblig. Participating VRDN Series SGB
46, 3.08% (Liquidity Facility Societe Generale) (c)(f)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.08%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,540	9,540
Garland Independent School District Participating VRDN:
Series Putters 551, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,640	1,640
Series Putters 572, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	2,295	2,295
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	6,470	6,470
Series Putters 586, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	7,645	7,645

21		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig. Participating VRDN: – continued
Series ROC II R1029, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	$3,465	$3,465
Harris County Hosp. District Rev. Participating VRDN Series PT
726, 3.08% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. Participating
VRDN Series PZ 65, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	8,015	8,015
Hays Consolidated Independent School District Participating
VRDN:
Series PT 2462, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,530	3,530
Series PT 2543, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,040	4,040
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	12,475	12,475
Series SG 03 161, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	21,435	21,435
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (c)(f)(g)	12,700	12,700
Participating VRDN Series Putters 489, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (c)(f)	2,680	2,680
Series 2003 D, 3.15% 3/9/06 (Liquidity Facility DEPFA
BANK PLC), CP	20,000	20,000
Houston Independent School District Participating VRDN:
Series CRVS 05 18, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	4,625	4,625
Series Putters 1060, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	5,360	5,360
Series TOC 05 F, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	15,400	15,400
Houston Util. Sys. Rev. Participating VRDN:
Series DB 102, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(f)	5,460	5,460
Series DB 113, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(f)	8,010	8,010
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	3,785	3,785
Series MS 00 427, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	8,245	8,245

Quarterly Report 22

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: – continued
Series MS 00 495, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	$6,038	$6,038
Series SG 120, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	15,495	15,495
Series Stars 40, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(f)	10,680	10,680
Hutto Independent School District Participating VRDN Series
ROC II R434, 3.08% (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
Irving Independent School District:
Bonds 0% 2/15/06 (Permanent School Fund of Texas
Guaranteed)	3,330	3,310
Participating VRDN Series ROC II R2028, 3.08% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	3,370	3,370
Judson Independent School District Participating VRDN Series
Putters 662, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	5,285	5,285
Lower Colorado River Auth. Rev. Participating VRDN Series PA
590R, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN Series PT 1818, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	4,195	4,195
Mesquite Independent School District Participating VRDN
Series PT 1386, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	8,495	8,495
Midlothian Independent School District Participating VRDN
Series PT 2179, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,370	5,370
New Braunfels Gen. Oblig. Participating VRDN Series PT
2211, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,625	5,625
North East Texas Independent School District Participating
VRDN Series SG 143, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	13,515	13,515
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Participating VRDN Series SG 168, 3.08% (Liquidity Facility
Societe Generale) (c)(f)	23,940	23,940
Northside Independent School District Participating VRDN
Series PT 2329, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,600	4,600
Pearland Gen. Oblig. Participating VRDN Series PT 3079,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,970	5,970

23		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Pflugerville Gen. Oblig. Participating VRDN Series Putters
594, 3.08% (Liquidity Facility JPMorgan Chase & Co.) (c)(f) .	$2,925	$2,925
Port Houston Auth. Harris County Participating VRDN Series
Putters 1145, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	3,765	3,765
Round Rock Independent School District Participating VRDN
Series MS 01 578, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	7,750	7,750
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	2,995	2,995
Series Putters 777, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	6,290	6,290
Series ROC II R3011, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	7,310	7,310
Series SG 101, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	11,475	11,475
Series SG 107, 3.08% (Liquidity Facility Societe
Generale) (c)(f)	5,160	5,160
Series Stars 112, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(f)	20,925	20,925
3.09% (Liquidity Facility Bank of America NA), VRDN (c)	29,200	29,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.11%, tender 12/7/05 (Liquidity
Facility ABN AMRO Bank NV) (c)(f)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.08% (Liquidity
Facility Citibank NA, New York) (c)(f)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots
00 VV, 3.02% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,000	4,000
Schertz-Cibolo-Universal City Independent School District
Participating VRDN:
Series MSTC 01 156 Class A, 3.03% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)	10,505	10,505
Series PT 1610, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,725	6,725
Socorro Independent School District Participating VRDN Series
Putters 1036, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	9,690	9,690
Spring Independent School District Participating VRDN Series
Putters 695, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	5,600	5,600
Texas A&M Univ. Rev. Participating VRDN Series Putters 946,
3.08% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795

Quarterly Report 24

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN
Series Merlots 00 A34, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	$3,895	$3,895
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 3.08% (Liquidity Facility Deutsche Bank
AG) (c)(f)	10,000	10,000
Series ROC II R378, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	3,735	3,735
Series ROC II R4020, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	3,555	3,555
TRAN 4.5% 8/31/06	79,200	80,038
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00
104, 3.03% (Liquidity Facility Societe Generale) (c)(f)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)	3,775	3,775
United Independent School District Participating VRDN Series
PT 3123, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,230	5,230
Victoria Gen. Oblig. Participating VRDN Series Putters 1041,
3.08% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,015	6,015
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN
Series LB 04 L31J, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	15,035	15,035
		762,213

Utah 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991,
3%, LOC BNP Paribas SA, VRDN (c)	12,100	12,100
Virginia – 1.4%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.13% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)	2,800	2,800
Hampton Roads Reg’l. Jail Auth. Participating VRDN Series
Putters 569, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	2,275	2,275
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
2.9% tender 12/5/05, CP mode	4,000	4,000
2.9% tender 12/16/05, CP mode	3,700	3,700
Series 1987, 3.13% tender 3/8/06, CP mode	1,100	1,100

25		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Virginia – continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	$9,700	$9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN:
Series EGL 99 4601, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	3,000	3,000
Series MS 01 727, 3.07% (Liquidity Facility Morgan
Stanley) (c)(f)	8,400	8,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating
VRDN:
Series Putters 718, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)	10,160	10,160
Series ROC II R 6027, 3.08% (Liquidity Facility Citibank
NA) (c)(f)	3,375	3,375
		48,510

Washington 7.3%
Benton County School District #400 Richland Participating
VRDN Series PT 1888, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)	6,490	6,490
Clark County Pub. Util. District #1 Generating Sys. Rev.
Participating VRDN Series Merlots 01 A122, 3.02%
(Liquidity Facility Wachovia Bank NA) (c)(f)	4,095	4,095
Clark County School District # 119 Battleground Participating
VRDN Series DB 148, 3.08% (Liquidity Facility Deutsche
Bank AG) (c)(f)	5,450	5,450
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,740	5,740
Series PT 615, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	16,255	16,255
Series PT 778, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	2,000	2,000
Series PT 982, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	6,380	6,380
Series Putters 248, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	3,785	3,785
Series Putters 958, 3.08% (Liquidity Facility Dresdner Bank
AG) (c)(f)	10,980	10,980
Series Stars 05 113, 3.08% (Liquidity Facility BNP Paribas
SA) (c)(f)	9,910	9,910

Quarterly Report 26

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Goat Hill Properties Lease Rev. Participating VRDN Series ROC
II R2173, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	$1,340	$1,340
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	9,250	9,250
Series PT 2248, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,575	5,575
King County School District #145 Kent Participating VRDN
Series PT 2449, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,530	4,530
King County Swr. Rev. Participating VRDN Series Merlots 00 E,
3.02% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,900	1,900
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real
Estate Proj.) Series 1997 A, 3.05%, LOC Bank of America
NA, VRDN (c)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN
Series Putters 415, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	4,255	4,255
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series
PT 1605, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142,
3.03% (Liquidity Facility Societe Generale) (c)(f)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 3.02% (Liquidity Facility Wachovia
Bank NA) (c)(f)	9,870	9,870
Series PT 2476, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,235	5,235
Series ROC II R2055, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	6,615	6,615
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II
R4006, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	4,955	4,955
Skagit County Pub. Hosp. District #1 Participating VRDN
Series PT 2294, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,765	7,765
Snohomish County School District #332 Granite Falls
Participating VRDN Series PT 3083, 3.08% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	7,280	7,280
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	4,000	4,000
Series EGL 98 4703, 3.08% (Liquidity Facility Citibank NA,
New York) (c)(f)	9,900	9,900

27		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN: – continued
Series Macon 04 D, 3.12% (Liquidity Facility Bank of
America NA) (c)(f)	$5,715	$5,715
Series PT 1937, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	12,760	12,760
Series PT 2231, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	15,060	15,060
Series PT 2561. 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,250	5,250
Series PT 2736, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	13,975	13,975
Series Putters 438Z, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	3,300	3,300
Series Putters 748, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	3,395	3,395
Series SGA 35, 3.03% (Liquidity Facility Societe
Generale) (c)(f)	8,990	8,990
Washington Health Care Facilities Auth. Rev. (Seattle Cancer
Care Alliance Proj.) 3.06%, LOC Key Bank NA, VRDN (c)	4,250	4,250
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 3.1%, LOC Bank of America NA,
VRDN (c)	2,205	2,205
		248,210

West Virginia – 0.1%
West Virginia Gen. Oblig. Participating VRDN Series Putters
1083, 3.08% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,315	3,315
Wisconsin – 2.0%
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT
2042, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,985	5,985
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	15,540	15,540
Series PT 2076, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,460	3,460
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	2,995	2,995
Series PT 761, 3.08% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)	10,385	10,385

Quarterly Report 28

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series PT 917, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	$17,900	$17,900
(Oakwood Village Proj.) 3.07%, LOC M&I Marshall & Ilsley
Bank, VRDN (c)	10,555	10,555
		66,820

	Shares
Other – 1.1%
Fidelity Tax Free Cash Central Fund, 3.04% (a)(d)	38,600,000	38,600

TOTAL INVESTMENT PORTFOLIO 95.3%
(Cost $3,226,471)		3,226,471

NET OTHER ASSETS – 4.7%		160,520
NET ASSETS 100%		$3,386,991

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend
(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

29 Quarterly Report

Investments (Unaudited) continued

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $45,700,000
or 1.3% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Allegheny County
Hosp. Dev. Auth. Rev.
Bonds Series PT 762,
2.85%, tender
6/15/06 (Liquidity
Facility Landesbank
Hessen Thuringen)	6/17/05	$8,600

Austin Independent
School District
Variable Rate TRAN
3.14% 8/31/06	11/17/05	$5,200
Florida Gen. Oblig.
Bonds Series Merlots
05 A22, 3.35%,
tender 11/14/06
(Liquidity Facility
Wachovia Bank NA)	11/16/05	$19,200
Houston Gen. Oblig.
Bonds Series PT 969,
2.95%, tender
7/20/06 (Liquidity
Facility DEPFA BANK
PLC)	5/27/04	$12,700

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income
Received
(Amounts in
Fund	thousands)
Fidelity Tax Free Cash
Central Fund	$258
Total	$258

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,226,471,000.

Quarterly Report 30

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

31 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006